SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933

                         Post-Effective Amendment No. 26
                                       and
                             Registration Statement
                                      Under
                       the Investment Company Act of 1940
                                Amendment No. 29

                            SMALLCAP WORLD FUND, INC.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

               Registrant's telephone number, including area code:
                                 (213) 486-9200


                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (Name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)




      Approximate date of proposed public offering:It is proposed that this filing become effective on December 1, 2004, pursuant to paragraph (b) of rule 485.

[logo - American funds(R)]              The right choice for the long term/(R)/



SMALLCAP
World Fund/(R)/





PROSPECTUS







December 1, 2004








TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
14    Shareholder information
15    Choosing a share class
17    Purchase and exchange of shares
20    Sales charges
24    Sales charge reductions and waivers
27    Individual Retirement Account (IRA) rollovers
27    Plans of distribution
28    Other compensation to dealers
29    How to sell shares
31    Distributions and taxes
32    Financial highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 [This page is intentionally left blank for this filing.]

Risk/Return summary

The fund seeks to make your investment grow over time by investing primarily in stocks of companies located around the world with small market capitalizations measured at the time of purchase. The fund's investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion. This definition is subject to change.


The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                               SMALLCAP World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Past results (before and after taxes) are not predictive of future results.


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

'94    -2.85
'95    22.70
'96    19.75
'97    11.83
'98    0.38
'99    61.64
'00    -15.56
'01    -17.35
'02    -22.25
'03    50.40

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST        34.63%  (quarter ended December 31, 1999)
LOWEST        -25.22%  (quarter ended September 30, 2001)


The fund's total return for the nine months ended September 30, 2004, was 3.92%.




                                     2
SMALLCAP World Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline after one year of purchase and are eliminated after six years.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest historical individual federal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA/(R)/ ACCOUNT.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.




                                     3
                                               SMALLCAP World Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/30/90
 Before taxes                          41.73%   4.45%    7.14%        9.68%
 After taxes on distributions          41.70    3.69     5.45          N/A
 After taxes on distributions and      27.15    3.65     5.36          N/A
sale of fund shares



                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       44.31%     -11.02%
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       48.25        4.35
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       50.46        5.20
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                       41.84        8.60
 CLASS 529-B -- FIRST SOLD 2/20/02
 Before taxes                       44.09        8.71
 CLASS 529-C -- FIRST SOLD 2/20/02
 Before taxes                       48.15       10.72
 CLASS 529-E -- FIRST SOLD 3/15/02
 Before taxes                       49.90        7.96
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                       50.39       34.77





                                        1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 S&P/Citigroup World Smallcap Index/2/  53.37%   8.77%    7.57%        8.38%
 Consumer Price Index/3/                 1.88    2.37     2.37         2.65



/1/ Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

/2/ S&P/Citigroup World Smallcap Index (formerly Salomon Smith Barney World Smallcap Index) tracks approximately 5,000 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.

/3/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



                                     4
SMALLCAP World Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1/,/3/
--------------------------------------------------------------------------------------------
 Maximum initial sales
 charge on purchases     5.75%/4/      none       none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none       none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent       none/5/    5.00%/6/    1.00%/7/       none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none         none             none
 exchange fees


/1/ Includes a version of this class offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.
/2/ Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans.
/3/ Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

/4/ The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.
/5/ A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
/6/ The contingent deferred sales charge is reduced after one year of purchase and eliminated after six years.
/7/ The contingent deferred sales charge is eliminated after one year of purchase.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees                     0.66%    0.66%    0.66%    0.66%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25     1.00     1.00     0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses/9/                   0.21     0.22     0.26     0.24
-------------------------------------------------------------------------------
 Total annual fund operating         1.12     1.88     1.92     1.15
 expenses
 Expense                               --       --       --       --
 reimbursements/waivers/10/
 Net expenses                        1.12     1.88     1.91     1.14
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees                     0.66%    0.66%    0.66%    0.66%    0.66%
-------------------------------------------------------------------------------
 Distribution and/or service         0.15     1.00     1.00     0.50     0.25
 (12b-1) fees/1//1/
-------------------------------------------------------------------------------
 Other expenses/9,//1//2/            0.33     0.38     0.37     0.34     0.34
-------------------------------------------------------------------------------
 Total annual fund operating         1.14     2.04     2.03     1.50     1.25
 expenses
 Expense                               --       --       --       --       --
 reimbursements/waivers/10/
 Net expenses                        1.14     2.04     2.03     1.49     1.24



/8/ Class A and F 12b-1 fees may not exceed .30% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are 1.00% of each class' average net assets annually.
/9/ Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 per account to $19 per account.
/10/ Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01%; however, due to rounding, there may be a difference between gross and net expense ratios for some or all share classes.
/11/ Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class' average net assets annually.
/12/ Includes .10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.



                                     5
                                               SMALLCAP World Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1/,/6/                            $683   $  911   $1,156     $1,860
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/,/6/       691      991    1,216      2,003
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/,/6/    191      591    1,016      2,003
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/,/6/       294      600    1,032      2,233
-------------------------------------------------------------------------------
 Class C -- assuming no redemption/6/        194      600    1,032      2,233
-------------------------------------------------------------------------------
 Class F -- excludes intermediary            116      362      628      1,386
fees/5/,/6/
-------------------------------------------------------------------------------
 Class 529-A/1/,/6/                          685      916    1,167      1,881
-------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2/,/6/   707    1,040    1,298      2,137
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  207      640    1,098      2,137
redemption/3/,/6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming redemption/4/,/6/   306      637    1,093      2,358
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    206      637    1,093      2,358
-------------------------------------------------------------------------------
 Class 529-E/6/                              152      471      813      1,779
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary        126      393      681      1,500
fees/5/,/6/



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/3/ Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/4/ Reflects a contingent deferred sales charge in the first year.

/5/ Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .50% to 3.00% of assets annually depending on the services offered.

/6/Reflects reimbursements/waivers by Capital Research and Management Company.




                                     6
SMALLCAP World Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations measured at the time of purchase. The fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion. This definition is also subject to change.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.



                                     7
                                               SMALLCAP World Fund / Prospectus

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term growth opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.



                                     8
SMALLCAP World Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.



 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/30/90
 Before taxes                          50.40%   5.70%    7.77%       10.15%
 After taxes on distributions          50.37    4.92     6.08          N/A
 After taxes on distributions and      32.79    4.74     5.93          N/A
sale of fund shares
-------------------------------------------------------------------------------






                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       49.31%     -10.42%
---------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       49.25        4.35
---------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       50.46        5.20
---------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                       50.52       12.10
---------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/20/02
 Before taxes                       49.09       10.70
---------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/20/02
 Before taxes                       49.15       10.72
---------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/15/02
 Before taxes                       49.90        7.96
---------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                       50.39       34.77
---------------------------------------------------------






                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 S&P/Citigroup World Smallcap          53.37%   8.77%    7.57%        8.38%
Index/2/
 Lipper Global Small-Cap Funds         46.05    7.47     6.84         8.94
Average/3/
 Consumer Price Index/4/                1.88    2.37     2.37         2.65



/1/ Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
/2/ S&P/Citigroup World Smallcap Index (formerly Salomon Smith Barney World Smallcap Index) tracks approximately 5,000 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/3/ Lipper Global Small-Cap Funds Average represents an average of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States and that invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



                                     9
                                               SMALLCAP World Fund / Prospectus

[Begin Pie Chart]

Largest sector holdings                         Percent of net assets
as of September 30, 2004

Consumer discretionary                                    20.37%
Information technology                                    18.38
Industrials                                               16.17
Health care                                               10.26
Financials                                                 8.64
All other sectors                                         20.09
Cash & equivalents                                         6.09

[End Pie Chart]



 PERCENT INVESTED BY REGION                 PERCENT OF NET ASSETS
------------------------------------------------------------------
 United States                                      47.7%
------------------------------------------------------------------
 Asia & Pacific Basin                               27.4
------------------------------------------------------------------
 Europe                                             13.6
------------------------------------------------------------------
 Other (including Canada & Latin America)            5.2
------------------------------------------------------------------
 Cash & equivalents                                  6.1
------------------------------------------------------------------



 LARGEST EQUITY HOLDINGS                    PERCENT OF NET ASSETS
 Michaels Stores                                    1.42%
------------------------------------------------------------------
 Ask Jeeves                                         1.10
------------------------------------------------------------------
 Daelim Industrial                                   .96
------------------------------------------------------------------
 Aristocrat Leisure                                  .93
------------------------------------------------------------------
 HDFC Bank                                           .90
------------------------------------------------------------------
 Eyetech Pharmaceuticals                             .81
------------------------------------------------------------------
 Integrated Circuit Systems                          .80
------------------------------------------------------------------
 First Calgary Petroleums                            .79
------------------------------------------------------------------
 Kingboard Chemical Holdings                         .75
------------------------------------------------------------------
 Gemstar-TV Guide International                      .70





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.



                                     10
SMALLCAP World Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.



                                     11
                                               SMALLCAP World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.



                                     12
SMALLCAP World Fund / Prospectus

The primary individual portfolio counselors for SMALLCAP World Fund are:



 PORTFOLIO COUNSELOR/            PORTFOLIO COUNSELOR        PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)    EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                       14 years             Senior Vice President and Director, Capital
 Chairman of the Board                                      Research and Management Company

                                                            Investment professional for 33 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 J. BLAIR FRANK                        6 years              Vice President, Capital Research Company
 Senior Vice President           (plus 4 years prior
                             experience as an investment    Investment professional for 11 years in total;
                                analyst for the fund)       10 years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES                      5 years              Executive Vice President and Director, Capital
 Vice President                  (plus 5 years prior        Research Company
                             experience as an investment
                                analyst for the fund)       Investment professional for 13 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                       13 years             Director, Capital Research and Management Company
                                  (plus 1 year prior
                             experience as an investment    Investment professional for 22 years, all with
                                analyst for the fund)       Capital Research and Management Company or
                                                            affiliate

-------------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                        2 years              Vice President, Capital Research and Management
                                 (plus 8 years prior        Company
                             experience as an investment
                                analyst for the fund)       Investment professional for 15 years in total;
                                                            13 years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON                 9 years              Senior Vice President, Capital Research and
                                 (plus 5 years prior        Management Company
                             experience as an investment
                                analyst for the fund)       Investment professional for 32 years in total; 29
                                                            years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------




                                     13
                                               SMALLCAP World Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133


A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.



                                     14
SMALLCAP World Fund / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:

 -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.



                                     15
                                               SMALLCAP World Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies on certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .30% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .50% annually (may not exceed .75% annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .25% annually (may not exceed .50% annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none





                                     16
SMALLCAP World Fund / Prospectus

Purchase and exchange of shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan, an agency of the Commonwealth of Virginia.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of



                                     17
                                               SMALLCAP World Fund / Prospectus
time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE MINIMUMS AND MAXIMUMS


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    With an automatic investment plan                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000



VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the fund's securities that



                                     18
SMALLCAP World Fund / Prospectus
principally trade in those international markets, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.



                                     19
                                               SMALLCAP World Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.



                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.



                                     20
SMALLCAP World Fund / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers."



                                     21
                                               SMALLCAP World Fund / Prospectus

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%


For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.


Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the



                                     22
SMALLCAP World Fund / Prospectus
anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you may face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.



                                     23
                                               SMALLCAP World Fund / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any with-



                                     24
SMALLCAP World Fund / Prospectus
 drawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). You should retain any records necessary to substantiate the historical amounts you have invested. In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;



                                     25
                                               SMALLCAP World Fund / Prospectus

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.



                                     26
SMALLCAP World Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information. No dealer commissions will be paid on rollovers to American Funds money market funds.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value. These investments in Class A shares will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees but will not generate dealer commissions.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .30% for Class A shares; up to .50% for Class 529-A shares; 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.



                                     27
                                               SMALLCAP World Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.



                                     28
SMALLCAP World Fund / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to




                                     29
                                               SMALLCAP World Fund / Prospectus
a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.



                                     30
SMALLCAP World Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains generally are taxable at the applicable rates for ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.



                                     31
                                               SMALLCAP World Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                    gains
                                                                   (losses)
                                        Net                     on securities
                                       asset         Net            (both
                                      value,     investment        realized       Total from
                                     beginning     income            and          investment
                                     of period     (loss)        unrealized)      operations
------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004                  $23.22       $ .02           $  4.61         $  4.63
Year ended 9/30/2003                   17.53        (.01 )            5.70            5.69
Year ended 9/30/2002                   18.62        (.07 )            (.98)          (1.05)
Year ended 9/30/2001                   40.24          --/5/         (16.33)         (16.33)
Year ended 9/30/2000                   29.57          --/5/          11.29           11.29
------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2004                   22.60        (.18 )            4.48            4.30
Year ended 9/30/2003                   17.20        (.16 )            5.56            5.40
Year ended 9/30/2002                   18.38        (.23 )            (.95)          (1.18)
Year ended 9/30/2001                   40.08        (.21 )          (16.20)         (16.41)
Period from 3/15/2000 to 9/30/2000     47.11        (.12 )           (6.91)          (7.03)
------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2004                   22.54        (.19 )            4.47            4.28
Year ended 9/30/2003                   17.15        (.16 )            5.55            5.39
Year ended 9/30/2002                   18.33        (.22 )            (.95)          (1.17)
Period from 3/15/2001 to 9/30/2001     23.06        (.16 )           (4.57)          (4.73)
------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2004                   23.16         .02              4.58            4.60
Year ended 9/30/2003                   17.48        (.01 )            5.69            5.68
Year ended 9/30/2002                   18.60        (.07 )            (.98)          (1.05)
Period from 3/15/2001 to 9/30/2001     23.27        (.03 )           (4.64)          (4.67)
------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2004                  $23.24       $ .02           $  4.60         $  4.62
Year ended 9/30/2003                   17.53         .01              5.70            5.71
Period from 2/19/2002 to 9/30/2002     21.68        (.03 )           (4.12)          (4.15)
------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2004                   22.88        (.23 )            4.55            4.32
Year ended 9/30/2003                   17.43        (.19 )            5.64            5.45
Period from 2/20/2002 to 9/30/2002    21.82        (.14 )           (4.25)          (4.39)
------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2004                   22.89        (.22 )            4.54            4.32
Year ended 9/30/2003                   17.44        (.18 )            5.63            5.45
Period from 2/20/2002 to 9/30/2002    21.82        (.14 )           (4.24)          (4.38)
------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2004                   23.09        (.08 )            4.59            4.51
Year ended 9/30/2003                   17.50        (.07 )            5.66            5.59
Period from 3/15/2002 to 9/30/2002    23.21        (.06 )           (5.65)          (5.71)
------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 9/30/2004                   23.20        (.01 )            4.60            4.59
Year ended 9/30/2003                   17.53        (.02 )            5.69            5.67
Period from 9/17/2002 to 9/30/2002    18.24          --/5/           (.71)           (.71)
                                            DIVIDENDS AND DISTRIBUTIONS
                                                                                                                Ratio of
                                                                                                                expenses
                                                                                                               to average
                                                                                 Net                  Net      net assets
                                     Dividends                       Total      asset               assets,      before
                                     (from net   Distributions     dividends    value,               end of       reim-
                                     investment      (from            and       end of    Total    period (in  bursements/
                                      income)    capital gains)  distributions  period  return/3/  millions)     waivers
----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004                   $(.03)       $   --          $ (.03)     $27.82    19.95%    $ 9,771      1.12 %
Year ended 9/30/2003                      --            --              --       23.22    32.46       7,833      1.19
Year ended 9/30/2002                    (.04)           --            (.04)      17.53    (5.69)      6,283      1.17
Year ended 9/30/2001                      --         (5.29)          (5.29)      18.62   (44.95)      7,265      1.09
Year ended 9/30/2000                    (.02)         (.60)           (.62)      40.24    38.42      14,098      1.10
----------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2004                      --            --              --       26.90    19.03         329      1.88
Year ended 9/30/2003                      --            --              --       22.60    31.40         201      1.97
Year ended 9/30/2002                      --            --              --       17.20    (6.42)        118      1.95
Year ended 9/30/2001                      --         (5.29)          (5.29)      18.38   (45.38)         86      1.89
Period from 3/15/2000 to 9/30/2000        --            --              --       40.08   (14.92)         73      1.84/7/
----------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2004                      --            --              --       26.82    18.99         274      1.92
Year ended 9/30/2003                      --            --              --       22.54    31.43         124      1.97
Year ended 9/30/2002                    (.01)           --            (.01)      17.15    (6.42)         56      1.96
Period from 3/15/2001 to 9/30/2001        --            --              --       18.33   (20.51)         17      2.11/7/
----------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2004                    (.06)           --            (.06)      27.70    19.90         128      1.15
Year ended 9/30/2003                      --            --              --       23.16    32.49          57      1.18
Year ended 9/30/2002                    (.07)           --            (.07)      17.48    (5.73)         24      1.20
Period from 3/15/2001 to 9/30/2001        --            --              --       18.60   (20.07)          7      1.23/7/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2004                   $(.07)           --          $ (.07)     $27.79    19.90%    $    97      1.14 %
Year ended 9/30/2003                      --            --              --       23.24    32.57          42      1.11
Period from 2/19/2002 to 9/30/2002        --            --              --       17.53   (19.14)         15      1.18/7/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2004                      --            --              --       27.20    18.88          22      2.04
Year ended 9/30/2003                      --            --              --       22.88    31.27          10      2.09
Period from 2/20/2002 to 9/30/2002       --            --              --       17.43   (20.12)          3      2.08/7/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2004                      --            --              --       27.21    18.87          43      2.03
Year ended 9/30/2003                      --            --              --       22.89    31.25          20      2.07
Period from 2/20/2002 to 9/30/2002       --            --              --       17.44   (20.07)          7      2.05/7/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2004                    (.02)           --            (.02)      27.58    19.52           6      1.50
Year ended 9/30/2003                      --            --              --       23.09    31.94           3      1.53
Period from 3/15/2002 to 9/30/2002       --            --              --       17.50   (24.60)          1      1.51/7/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 9/30/2004                    (.07)           --            (.07)      27.72    19.81           7      1.25
Year ended 9/30/2003                      --            --              --       23.20    32.34           3      1.27
Period from 9/17/2002 to 9/30/2002       --            --              --       17.53    (3.89)      --/8/       .04

                                      Ratio of       Ratio
                                      expenses      of net
                                     to average     income
                                     net assets     (loss)
                                        after         to
                                        reim-       average
                                     bursements/      net
                                     waivers/4/     assets
-------------------------------------------------------------
CLASS A:
Year ended 9/30/2004                   1.12 %         .06%
Year ended 9/30/2003                   1.19          (.07)
Year ended 9/30/2002                   1.17          (.32)
Year ended 9/30/2001                   1.09          (.01)
Year ended 9/30/2000                   1.10            --/6/
-------------------------------------------------------------
CLASS B:
Year ended 9/30/2004                   1.88          (.69)
Year ended 9/30/2003                   1.97          (.85)
Year ended 9/30/2002                   1.95         (1.09)
Year ended 9/30/2001                   1.89          (.81)
Period from 3/15/2000 to 9/30/2000     1.84/7/       (.57)/7/
-------------------------------------------------------------
CLASS C:
Year ended 9/30/2004                   1.91          (.71)
Year ended 9/30/2003                   1.97          (.85)
Year ended 9/30/2002                   1.96         (1.08)
Period from 3/15/2001 to 9/30/2001     2.11/7/      (1.11)/7/
-------------------------------------------------------------
CLASS F:
Year ended 9/30/2004                   1.14           .06
Year ended 9/30/2003                   1.18          (.06)
Year ended 9/30/2002                   1.20          (.32)
Period from 3/15/2001 to 9/30/2001     1.23/7/       (.21)/7/
-------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2004                   1.14 %         .06%
Year ended 9/30/2003                   1.11           .03
Period from 2/19/2002 to 9/30/2002     1.18/7/       (.25)/7/
-------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2004                   2.04          (.84)
Year ended 9/30/2003                   2.09          (.95)
 Period from 2/20/2002 to 9/30/2002    2.08/7/      (1.15)/7/
-------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2004                   2.03          (.83)
Year ended 9/30/2003                   2.07          (.94)
Period from 2/20/2002 to 9/30/2002    2.05/7/      (1.12)/7/
-------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2004                   1.49          (.29)
Year ended 9/30/2003                   1.53          (.38)
Period from 3/15/2002 to 9/30/2002    1.51/7/       (.60)/7/
-------------------------------------------------------------
CLASS 529-F:
Year ended 9/30/2004                   1.24          (.04)
Year ended 9/30/2003                   1.27          (.10)
Period from 9/17/2002 to 9/30/2002     .04           .01





                                     32
SMALLCAP World Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       48%         49%         51%         60%          63%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.

/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
/5/Amount less than one cent.
/6/ Amount less than .01 percent.
/7/ Annualized.

/8/ Amount less than $1 million.
                                               SMALLCAP World Fund / Prospectus

NOTES



                                     34
SMALLCAP World Fund / Prospectus

NOTES



                                     35
                                               SMALLCAP World Fund / Prospectus

 [logo - American funds(R)]              The right choice for the long term/(R)/


      FOR SHAREHOLDER SERVICES        American Funds Service Company
                                      800/421-0180
      FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
      FOR DEALER SERVICES             American Funds Distributors
                                      800/421-9900
      FOR COLLEGEAMERICA/(R)/         American Funds Service Company
                                      800 /421-0180, ext. 529
      FOR 24-HOUR INFORMATION         American FundsLine/(R)/
                                      800/325-3590
                                      americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality-assurance purposes.
--------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The CollegeAmerica Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[recycle bug]


Printed on recycled paper
MFGEPR-935-1204 Litho in USA               Investment Company File No. 811-5888
CGD/RRD/8018
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian     Capital Bank and Trust

 [logo - American Funds/R/]             The right choice for the long term/(R)/




SMALLCAP
World Fund/(R)/





 PROSPECTUS
 ADDENDUM





 December 1, 2004












 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of SMALLCAP World Fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company./SM// /Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.


FEES AND EXPENSES OF THE FUND -- PAGES 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------
 Management fees                                    0.66%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
--------------------------------------------------------------
 Other expenses/1/                                  0.16
--------------------------------------------------------------
 Total annual fund operating expenses               0.82
--------------------------------------------------------------
 Expense reimbursements/waivers/2/                    --
--------------------------------------------------------------
 Net expenses                                       0.81



/1/  A  portion  of the  fund's  expenses  may be  used  to  pay  third  parties
     (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

/2/ Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01%; however, due to rounding, there may be a difference between gross and net expense ratios for some or all share classes.


EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5/*/             $83     $259     $450      $1,002
-------------------------------------------------------------


/*/ Reflects reimbursements/waivers by Capital Research and Management Company.

PURCHASE AND EXCHANGE OF SHARES -- PAGES 17-19


PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.


Sales charges -- pages 20-23

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of Class R-5 shares.

FINANCIAL HIGHLIGHTS/1/ -- pages 32-33

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.





                                                 INCOME FROM INVESTMENT OPERATIONS/2/


                                                                 Net
                                                            gains (losses)
                                     Net asset              on securities               Dividends
                                      value,       Net      (both realized  Total from  (from net    Net asset
                                     beginning  investment       and        investment  investment  value, end    Total
                                     of period    income     unrealized)    operations   income)     of period   return
--------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                  $23.33      $.10         $ 4.64        $ 4.74       $(.10)      $27.97      20.34%
Year ended 9/30/2003                   17.55       .05           5.73          5.78          --        23.33      32.93
Period from 5/15/2002 to 9/30/2002     23.36        --/4/       (5.81)        (5.81)         --        17.55     (24.87)

                                                     Ratio of     Ratio of
                                                     expenses     expenses
                                                    to average   to average
                                                    net assets   net assets
                                      Net assets,     before        after      Ratio of net
                                        end of         reim-        reim-         income
                                        period      bursements/  bursements/    to average
                                     (in millions)    waivers    waivers/3/     net assets
--------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                     $105          .82%         .81%           .36%
Year ended 9/30/2003                       72          .83          .83            .28
Period from 5/15/2002 to 9/30/2002         53          .31          .31            .01





                                         YEAR ENDED SEPTEMBER 30
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       48%         49%         51%         60%          63%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/  Based on average shares outstanding.

/3/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
/4/  Amount less than one cent.

                            SMALLCAP WORLD FUND, INC.


                                     Part B

                       Statement of Additional Information

                                December 1, 2004



This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of SMALLCAP World Fund (the "fund" or "SCWF") dated December 1, 2004. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:


                            SMALLCAP World Fund, Inc.
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.


                             TABLE OF CONTENTS



Item                                                                  Page no.
----                                                                  --------
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        2
Fundamental policies and investment restrictions. . . . . . . . . .        8
Management of the fund  . . . . . . . . . . . . . . . . . . . . . .       10
Execution of portfolio transactions . . . . . . . . . . . . . . . .       28
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       30
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .       35
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Sales charge reductions and waivers . . . . . . . . . . . . . . . .       38
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Shareholder account services and privileges . . . . . . . . . . . .       42
General information . . . . . . . . . . . . . . . . . . . . . . . .       45
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       50
Financial statements




                         SMALLCAP World Fund -- Page 1

               CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES


The following limitations and guidelines are considered AT THE TIME OF PURCHASE, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


EQUITY SECURITIES - SMALL CAPITALIZATION ISSUERS

     . Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion at the time of purchase.

INVESTING OUTSIDE THE UNITED STATES


     . The fund may invest a significant portion of its assets in companies located outside the United States, including companies located in developing countries. (See "Investing in various countries" below for more information.)

DEBT SECURITIES

     . The fund may invest up to 10% of its assets in straight debt securities rated Baa or below by Moody's Investors Service ("Moody's") and BBB or below by Standard & Poor's Corporation ("S&P"), or unrated but determined to be of equivalent quality.


                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


           DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."


EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


There may be little trading in the secondary market for particular equity securities, which may affect adversely the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.



The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.


INVESTING   IN   SMALLER   CAPITALIZATION   STOCKS  --   Investing   in  smaller
capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more



                         SMALLCAP World Fund -- Page 2
established companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. Because the fund emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks. The fund determines relative market capitalizations using U.S. standards. Accordingly, the fund's non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.


Capital Research and Management Company (the "investment adviser") believes that the issuers of smaller capitalization stocks often have sales and earnings growth rates that exceed those of larger companies and that such growth rates may in turn be reflected in more rapid share price appreciation. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, and/or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN PRIVATE COMPANIES -- The fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from selling its company shares for a period of time following the public offering.



Investments in private companies can offer the fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.


DEBT SECURITIES -- Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and increase in value until maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.



                         SMALLCAP World Fund -- Page 3

Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher



                         SMALLCAP World Fund -- Page 4
transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a lower per capita gross domestic product and a lower market capitalization relative to its economy. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.



Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.



Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


                         SMALLCAP World Fund -- Page 5

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


INVESTMENT COMPANIES -- The fund may invest up to 5% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the investment adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the investment adviser.


U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:


     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.



                         SMALLCAP World Fund -- Page 6

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to nine months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) commercial bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less. Investments in these securities are subject to the fund's ratings guidelines.


FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.



The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.



                         SMALLCAP World Fund -- Page 7

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended September 30, 2004 and 2003 were 48% and 49%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.



The fund may not:


1. Invest in securities of an issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of its total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of its total assets, the fund may exceed the 5% limitation with regard to investments in the securities of any one foreign government);

2.   Invest in companies for the purpose of exercising control or management;

3. Invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that entering into a currency forward or futures contract shall not be prohibited by this restriction;

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

8.   Purchase securities on margin;


                         SMALLCAP World Fund -- Page 8

9. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; nor

10. Purchase or sell puts, calls, straddles or spreads, or combinations thereof.

For purposes of investment restriction number 6, the fund does not currently intend to lend portfolio securities.


NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:



1. The fund may not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer;

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act;

3. The fund may not invest more than 15% of the value of its net assets in illiquid securities.


                         SMALLCAP World Fund -- Page 9

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS



                                     YEAR FIRST                                     NUMBER OF PORTFOLIOS
                        POSITION      ELECTED                                         WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                        WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ OVERSEEN             HELD
     NAME AND AGE         FUND     OF THE FUND/1/          PAST FIVE YEARS              BY DIRECTOR              BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato      Director       2000        Chairman of the Board and                 4            Ducommun Incorporated
 Age: 58                                            CEO, Ducommun Incorporated
                                                    (aerospace components
                                                    manufacturer)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director       1993        Corporate director and                   14            Carnival Corporation
 Jr.                                                author; former U.S.
 Age: 70                                            Ambassador to Spain; former
                                                    Vice Chairman, Knight-Ridder,
                                                    Inc. (communications
                                                    company); former Chairman and
                                                    Publisher, The Miami Herald
                                                               ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1990        Private investor; former                 19            Ducommun Incorporated;
 Christie                                           President and CEO, The                                 IHOP Corporation;
 Age: 71                                            Mission Group (non-utility                             Southwest Water Company;
                                                    holding company, subsidiary                            Valero L.P.
                                                    of Southern California Edison
                                                    Company)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. Freund          Director       2000        Founder and Managing                      2            None
 Age: 51                                            Director, Skyline Ventures
                                                    (venture capital investor in
                                                    health care companies);
                                                    former Managing Director -
                                                    Alternative Asset Management
                                                    Group, Chancellor Capital
                                                    Management
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Director       1995        Co-founder, VentureThink LLC              6            None
 Age: 57                                            (developed and managed
                                                    e-commerce businesses) and
                                                    Versura, Inc. (education loan
                                                    exchange); former Treasurer,
                                                    The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling        Director       1990        President, American Public                6            Irwin Financial
 Age: 62                                            Media Group                                            Corporation;
                                                                                                           St. Paul Travelers
                                                                                                           Companies
-----------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon,       Director       1990        Managing Director, Partisan               3            None
 Ph.D.                                              Management Group, Inc.
 Age: 70                                            (venture capital investor in
                                                    medical device companies);
                                                    former Chairman of the Board,
                                                    Novoste Corporation; former
                                                    President and Director,
                                                    Corvita Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf,      Director       1990        Private investor; corporate               6            Crompton Corporation;
 Ph.D.                                              director; lecturer,                                    First Energy
 Age: 70                                            Department of Molecular                                Corporation; National
                                                    Biology, Princeton University                          Life Holding Co.
-----------------------------------------------------------------------------------------------------------------------------------

                          SMALLCAP World Fund -- Page 10

[This page is intentionally left blank for this filing.]

                         SMALLCAP World Fund -- Page 11

                                                  PRINCIPAL OCCUPATION(S) DURING
                                    YEAR FIRST         PAST FIVE YEARS AND
                                     ELECTED              POSITIONS HELD          NUMBER OF PORTFOLIOS
                      POSITION      A DIRECTOR       WITH AFFILIATED ENTITIES       WITHIN THE FUND
                      WITH THE    AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER   COMPLEX/2/ OVERSEEN   OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE         FUND      OF THE FUND/1/           OF THE FUND                BY DIRECTOR               BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford      Chairman         1992        Senior Vice President and               2             None
 Age: 57              of the                       Director, Capital Research
                      Board and                    and Management Company;
                      Director                     Director, The Capital Group
                                                   Companies, Inc.*; Director,
                                                   Capital Management Services,
                                                   Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Gregory W. Wendt     President        1992        Senior Vice President,                  1             None
 Age: 43              and                          Capital Research Company*;
                      Director                     Director, American Funds
                                                   Distributors, Inc.*;
                                                   Director, Captial Management
                                                   Services, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                  PRINCIPAL OCCUPATION(S) DURING
                             POSITION          YEAR FIRST ELECTED               PAST FIVE YEARS AND POSITIONS HELD
                             WITH THE              AN OFFICER                        WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND              OF THE FUND/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-------------------------------------------------------------------------------------------------------------------------------
 J. Blair Frank        Senior Vice President          1999          Vice President, Capital Research Company*
 Age: 38
-------------------------------------------------------------------------------------------------------------------------------
 Grant L. Cambridge       Vice President              2001          Vice President, Capital Research Company*
 Age: 42
-------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti         Vice President              1990          Vice President - Fund Business Management Group, Capital
 Age: 48                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
 Brady L. Enright         Vice President              2004          Vice President, Capital Research Company*
 Age: 37
-------------------------------------------------------------------------------------------------------------------------------
 Jonathan O.              Vice President              2000          Executive Vice President and Director, Capital Research
 Knowles                                                            Company*
 Age: 43
-------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton              Secretary                1990          Vice President - Fund Business Management Group, Capital
 Age: 44                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett          Treasurer                1999          Vice President - Fund Business Management Group, Capital
 Age: 38                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson      Assistant Treasurer           1998          Vice President - Fund Business Management Group, Capital
 Age: 36                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------





                         SMALLCAP World Fund -- Page 12

/*/ Company affiliated with Capital Research and Management Company.

/1/ Directors and officers of the fund serve until their resignation, removal or retirement.

/2/ Capital  Research  and  Management  Company  manages  the  American  Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
/3/ This includes all directorships (other than those of the American Funds) that are held by each Director as a director of a public company or a registered investment company.
/4/ "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

/5/ All of the officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.



                         SMALLCAP World Fund -- Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2003



                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Joseph C. Berenato             $1 - $10,000                $1 - $10,000
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.          $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie       $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John G. Freund               Over $100,000/2/            Over $100,000/2/
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Norman R. Weldon              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Gordon Crawford               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gregory W. Wendt              Over $100,000               Over $100,000
-------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The
     amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/  Share ownership as of January 15, 2004.
/3/ "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays to Directors who are not affiliated with the investment adviser: (a) fees of $2,000 for each Board of Directors meeting attended, (b) $1,000 for each meeting attended as a member of a committee of the Board of Directors and (c) annual fees of either $16,000 (if the Director also receives compensation as a member of the Board of another fund advised by the investment adviser and the other Board typically meets separately from the fund's Board of Directors), or $50,000 (for all other unaffiliated Directors), a pro rata portion of which is paid by the fund and another fund whose Board meets jointly with the fund's Board of Directors.


The payment by the fund to certain unaffiliated Directors of a larger per fund annual fee reflects the significant time and labor commitment required of any mutual fund Board member overseeing even one fund.


The Committee of Governance of the Board of Directors, a Committee comprised exclusively of Directors not affiliated with the investment adviser, reviews Director compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the



                         SMALLCAP World Fund -- Page 14

Committee of Governance considers a number of factors, including operational, regulatory and other developments affecting the scope and complexity of the Board's oversight obligations, as well as comparative industry data.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2004



                                                                      TOTAL COMPENSATION
                                                                          (INCLUDING
                                                                     VOLUNTARILY DEFERRED
                                                                       COMPENSATION/1/)
                                                                  FROM ALL FUNDS MANAGED BY
                                       AGGREGATE COMPENSATION        CAPITAL RESEARCH AND
                                       (INCLUDING VOLUNTARILY             MANAGEMENT
                                      DEFERRED COMPENSATION/1/)         COMPANY OR ITS
 NAME                                      FROM THE FUND                AFFILIATES/2/
-------------------------------------------------------------------------------------------
 Joseph C. Berenato/3/                         $31,000                    $120,584
-------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.                          30,071                     122,268
-------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                       30,553                     271,430
-------------------------------------------------------------------------------------------
 John G. Freund/3/                              32,250                      62,000
-------------------------------------------------------------------------------------------
 Leonade D. Jones/3/                            30,832                     197,500
-------------------------------------------------------------------------------------------
 William H. Kling/3/                            28,000                     139,249
-------------------------------------------------------------------------------------------
 Norman R. Weldon                               32,750                      73,000
-------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                           27,000                     172,000
-------------------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors. Compensation for the fiscal year ended September 30, 2004, includes earnings on amounts deferred in previous fiscal years.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2004 fiscal year for participating Directors is as follows: Joseph C. Berenato ($128,692), H. Frederick Christie ($176,150), John G. Freund ($112,881), Leonade D. Jones ($192,718), William H. Kling ($198,727) and
     Patricia K. Woolf ($78,443). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of November 1, 2004, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 18, 1989. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.



                         SMALLCAP World Fund -- Page 15

Under Maryland law, the business and affairs of a fund is managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.



Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica/(R)/ to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to fund shares.



The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The fund's Articles of Incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with Directors who are not "interested persons" of the fund, provide in effect that, subject to certain conditions, the fund will indemnify its officers and Directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund; however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an Audit Committee comprised of Joseph C. Berenato; Richard G. Capen, Jr.; H. Frederick Christie; and Leonade D. Jones, none



                         SMALLCAP World Fund -- Page 16
of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent registered public accounting firm and the full Board of Directors. Four Audit Committee meetings were held during the 2004 fiscal year.


The fund has a Contracts Committee comprised of Joseph C. Berenato; Richard G. Capen, Jr.; H. Frederick Christie; John G. Freund; Leonade D. Jones; William H. Kling; Norman R. Weldon; and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 adopted under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. Three Contracts Committee meetings were held during the 2004 fiscal year.


The fund has a Committee on Governance comprised of Joseph C. Berenato;  Richard
G. Capen, Jr.; H. Frederick Christie;  John G. Freund; Leonade D. Jones; William
H. Kling; Norman R. Weldon; and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Committee on Governance, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Three Committee on Governance meetings were held during the 2004 fiscal year.


PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.



All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


                         SMALLCAP World Fund -- Page 17

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


On August 31 of each year, each fund is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. The fund's voting record for the 12 months ended June 30, 2004 is available on the American Funds website at americanfunds.com and on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.


     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.



                         SMALLCAP World Fund -- Page 18

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on November 1, 2004:



 NAME AND ADDRESS                                     OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A         9.67%
 201 Progress Parkway
 Maryland Heights, MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers        Class C         8.59
 4800 Deer Lake Drive East, Floor 2
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C        11.45
 333 West 34th Street
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Raymond James & Associates, Inc.                    Class R-1       6.89
 880 Carillon Parkway
 St. Petersburg, FL  33716-1100
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-4       6.79
 Shaw Systems Associates Inc.
 c/o Fascorp
 8515 East Orchard Road, #2T2
 Greenwood Village, CO  80111-5002
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-4       9.49
 Pro-Tec Coating Company
 c/o Fascorp
 8515 East Orchard Road, #2T2
 Greenwood Village, CO  80111-5002
----------------------------------------------------------------------------
 The Northern Trust TTEE                             Class R-5       6.72
 UBS Financial Services, Inc.
 P.O. Box 92994
 Chicago, IL  60675-2994
----------------------------------------------------------------------------
 Chittenden Trust Company                            Class R-5       5.03
 NFL Players Annuity & Life Insurance Company
 P.O. Box 820
 Burlington, VT  05402-0820
----------------------------------------------------------------------------
 Capital Group Master Retirement Plan                Class R-5      44.97
 c/o Capital Guardian Trust Company
 333 South Hope Street, Floor 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------
 Capital Group 401(K) Plan                           Class R-5       6.17
 c/o Capital Guardian Trust Company
 333 South Hope Street, Floor 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------


INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva; Hong Kong; Singapore; and Tokyo) with



                         SMALLCAP World Fund -- Page 19
a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The  investment  adviser is  responsible  for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until November 30, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. That Information typically relates to: the nature, extent and quality of the investment adviser's services; the fund's investment results on an absolute basis and as compared with various indices and peer funds; the fund's advisory fee and other expenses on an absolute basis and as compared with various indices and peer funds, as well as other funds advised by the investment adviser; financial information concerning the investment adviser, including profitibility comparisons with certain publicly-held mutual fund managers; information with respect to the sharing of economies of scale; compliance and regulatory matters; fees charged by the investment adviser's affiliates to institutional clients; and investment adviser compliance, regulatory and personnel matters.


In preparation for its most recent meeting, the Committee reviewed such information in advance. At the meeting, the members of the Committee discussed the information with representatives of the investment adviser, posed questions, requested additional information concerning various matters and consulted in executive session with independent counsel to the fund's independent directors.


Among the material factors the Committee considered in approving the advisory agreement were: the fund's relatively favorable investment results over various periods; the fund's very low



                         SMALLCAP World Fund -- Page 20
relative advisory fee and total expense ratios, along with the adviser's indication of a forthcoming proposal regarding a fee waiver or reduction; the experience of the adviser's personnel; and the adviser's compliance efforts. Based on its consideration of these and other matters, the Committee and the Board concluded that the fund's advisory fees and other expenses are fair, both absolutely and in comparison with those of other comparable funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the investment adviser received a monthly fee that is accrued daily, calculated at the annual rates of:


                               Net asset level


          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.800%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.700                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.670                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.650                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.635                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.625                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.615                 13,000,000,000             17,000,000,000
------------------------------------------------------------------------------
         0.605                 17,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.600                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.595                 27,000,000,000
------------------------------------------------------------------------------



The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the



                         SMALLCAP World Fund -- Page 21
fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended September 30, 2004, 2003 and 2002, the investment adviser received from the fund advisory fees of $68,480,000, $47,110,000 and $55,303,000, respectively. As a result of the fee waiver described below, for the year ended September 30, 2004, the advisory fee otherwise in the amount of $68,772,000, was reduced by $292,000 to $68,480,000.


Effective for the period from September 1, 2004 until August 31, 2005, the investment adviser has agreed to waive 5% of the management fees that it is otherwise entitled to receive under the Agreement. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.


ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until November 30, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1, R-2 and R-3 shares, the investment adviser agreed to pay a portion of these fees. For the year ended September 30, 2004, the total fees paid by the investment adviser were $420,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each applicable share class, except Class R-5 shares. For Class R-5 shares, the administrative services fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average net assets of Class R-5 shares.



                         SMALLCAP World Fund -- Page 22

During the 2004 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:



                                                 ADMINISTRATIVE SERVICES FEE
-------------------------------------------------------------------------------
                    CLASS C                               $419,000
-------------------------------------------------------------------------------
                    CLASS F                                186,000
-------------------------------------------------------------------------------
                  CLASS 529-A                              130,000
-------------------------------------------------------------------------------
                  CLASS 529-B                               37,000
-------------------------------------------------------------------------------
                  CLASS 529-C                               71,000
-------------------------------------------------------------------------------
                  CLASS 529-E                                8,000
-------------------------------------------------------------------------------
                  CLASS 529-F                                9,000
-------------------------------------------------------------------------------
                   CLASS R-1                                12,000
-------------------------------------------------------------------------------
                   CLASS R-2                               769,000
-------------------------------------------------------------------------------
                   CLASS R-3                               203,000
-------------------------------------------------------------------------------
                   CLASS R-4                                25,000
-------------------------------------------------------------------------------
                   CLASS R-5                                94,000
-------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.



                         SMALLCAP World Fund -- Page 23

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                    COMMISSIONS,      ALLOWANCE OR
                                                                      REVENUE OR      COMPENSATION
                                            FISCAL YEAR/PERIOD     FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2004            $5,366,000          $23,960,000
                                                  2003             2,114,000            9,765,000
                                                  2002             2,553,000           11,867,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2004               464,000            3,731,000
                                                  2003               313,000            1,859,000
                                                  2002               481,000            2,328,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2004               267,000            1,247,000
                                                  2003               109,000              514,000
                                                  2002                85,000              397,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2004                60,000              350,000
                                                  2003                35,000              197,000
                                                  2002                20,000              155,000
-----------------------------------------------------------------------------------------------------



The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (b) for Class 529-A



                         SMALLCAP World Fund -- Page 24
shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (c) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares; (g) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable.


For Class B and 529-B shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


For Class R-1 shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.



                         SMALLCAP World Fund -- Page 25

For Class R-2 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2004 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:



                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $23,467,000                 $1,727,000
------------------------------------------------------------------------------
        CLASS B                   2,849,000                    263,000
------------------------------------------------------------------------------
        CLASS C                   2,154,000                    217,000
------------------------------------------------------------------------------
        CLASS F                     253,000                     25,000
------------------------------------------------------------------------------
      CLASS 529-A                   109,000                      9,000
------------------------------------------------------------------------------
      CLASS 529-B                   168,000                     17,000
------------------------------------------------------------------------------
      CLASS 529-C                   338,000                     35,000
------------------------------------------------------------------------------
      CLASS 529-E                    23,000                      2,000
------------------------------------------------------------------------------
      CLASS 529-F                    14,000                      2,000
------------------------------------------------------------------------------
       CLASS R-1                     38,000                      4,000
------------------------------------------------------------------------------
       CLASS R-2                    688,000                     77,000
------------------------------------------------------------------------------
       CLASS R-3                    305,000                     33,000
------------------------------------------------------------------------------
       CLASS R-4                     37,000                      4,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS -- As of March 2004, the top dealers that American
Funds  Distributors   anticipates  will  receive  additional   compensation  (as
described in the prospectus) include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.



                         SMALLCAP World Fund -- Page 26

     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.



                         SMALLCAP World Fund -- Page 27

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions paid by the fund on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2004, 2003 and 2002 amounted to $35,718,000,
$21,130,000  and  $25,015,000,   respectively.  With  respect  to  fixed  income
securities, brokerage commissions include only explicit investment dealer concessions and exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity increased during the 2004 fiscal year, as compared to the 2003 and 2002 fiscal years, resulting in an increase in broker commissions/ concessions paid on portfolio transactions.

                                 PRICE OF SHARES


Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).



All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


                         SMALLCAP World Fund -- Page 28

1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the
relative   aggregate   net  assets  of  the  classes.   Expenses   directly
attributable to



                         SMALLCAP World Fund -- Page 29
a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.


Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                             TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually



                         SMALLCAP World Fund -- Page 30
distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account currently are not taxable.


     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.



     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the


                         SMALLCAP World Fund -- Page 31
     stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.



     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed


                         SMALLCAP World Fund -- Page 32
     maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.



                         SMALLCAP World Fund -- Page 33

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income and capital gains). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.



Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.



                         SMALLCAP World Fund -- Page 34

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                         PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:


     CONTACTING YOUR INVESTMENT ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           155 Fifth Street, Sixth Floor
           San Francisco, CA 94106
           (ABA #121000248)


     For credit to the account of American Funds Service Company a/c# 4600-076178
           (fund name)
           (your fund acct. no.)

     You may obtain your account number by calling 800/421-1080. Please indicate an investment dealer on the account.

All investments are subject to the purchase minimums and maximums described in the prospectus. The fund and the Principal Underwriter reserve the right to reject any purchase order.



                         SMALLCAP World Fund -- Page 35

Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASES BY RETIREMENT PLANS -- Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct/SM/ recordkeeping programs. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans.


EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see "Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).



                         SMALLCAP World Fund -- Page 36

                                  SALES CHARGES

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES -- As described in the prospectus, certain purchases of Class A shares are not subject to a sales charge. Additional information regarding certain of such purchases is described below.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     As noted in the prospectus, employer-sponsored retirement plans are not eligible to purchase Class A shares without a sales charge, or establish a statement of intention to do so, unless they are currently invested in Class A shares.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


     (1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;


     (3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;


                         SMALLCAP World Fund -- Page 37

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.


                       SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.


     STATEMENT OF INTENTION -- By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales



                         SMALLCAP World Fund -- Page 38
     charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.


     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than shares representing direct purchases of money market funds) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below) or single-participant Keogh-type plan;


     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust);



                         SMALLCAP World Fund -- Page 39

     . endowments or foundations established and controlled by you or your immediate family; or

     . CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for nonprofit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation), or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A purchases not subject to sales charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.


     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, if your investment is not in an employer-sponsored retirement plan, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the current value of its investments in American Legacy Retirement Investment Plans.



                         SMALLCAP World Fund -- Page 40

     Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.


In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):


     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges" below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.


     For purposes of this paragraph, "account" means:

     . in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     . in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     . in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termi-



                         SMALLCAP World Fund -- Page 41
nation of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders.


A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.



Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.


                   SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.


AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money



                         SMALLCAP World Fund -- Page 42
will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.


AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:


(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund  receiving  distributions  is below
     the  minimum  initial   investment   requirement,   distributions  must  be
     automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.


AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.



                         SMALLCAP World Fund -- Page 43

Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in "Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.


CHECKWRITING -- You may establish check writing privileges for American Funds money market funds by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card. Check



                         SMALLCAP World Fund -- Page 44
writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.


REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE  CERTIFICATES -- Shares are credited to your account and  certificates are
not  issued  unless  you  request  them  by  contacting   the  Transfer   Agent.
Certificates are not available for the 529 or R share classes.


                               GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $13,745,000 for Class A shares and $455,000 for Class B shares for the 2004 fiscal year.


In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, California 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in



                         SMALLCAP World Fund -- Page 45
accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL -- O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, serves as counsel for the fund and for Directors who are not "interested persons" (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2004


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $27.82
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $29.52


                         SMALLCAP World Fund -- Page 46

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:



                                                                                FUND NUMBERS
                                                                     ------------------------------------
FUND                                                                 CLASS A  CLASS B  CLASS C   CLASS F
---------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . . . .     001      201      301       401

BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . . . .     022      222      322       422

MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.






                                                          FUND NUMBERS
                                         ---------------------------------------------
                                            CLASS    CLASS    CLASS    CLASS     CLASS
FUND                                        529-A    529-B    529-C    529-E     529-F
--------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . . . . . . . . 1002     1202     1302     1502      1402
American Balanced Fund  . . . . . . . . . . 1011     1211     1311     1511      1411
American Mutual Fund  . . . . . . . . . . . 1003     1203     1303     1503      1403
Capital Income Builder  . . . . . . . . . . 1012     1212     1312     1512      1412
Capital World Growth and Income Fund  . . . 1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . . . . . . . . 1016     1216     1316     1516      1416
Fundamental Investors . . . . . . . . . . . 1010     1210     1310     1510      1410
The Growth Fund of America  . . . . . . . . 1005     1205     1305     1505      1405
The Income Fund of America  . . . . . . . . 1006     1206     1306     1506      1406
The Investment Company of America . . . . . 1004     1204     1304     1504      1404
The New Economy Fund  . . . . . . . . . . . 1014     1214     1314     1514      1414
New Perspective Fund  . . . . . . . . . . . 1007     1207     1307     1507      1407
New World Fund  . . . . . . . . . . . . . . 1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . . . . . . . . 1035     1235     1335     1535      1435
Washington Mutual Investors Fund  . . . . . 1001     1201     1301     1501      1401

BOND FUNDS
American High-Income Trust  . . . . . . . . 1021     1221     1321     1521      1421
The Bond Fund of America  . . . . . . . . . 1008     1208     1308     1508      1408
Capital World Bond Fund . . . . . . . . . . 1031     1231     1331     1531      1431
Intermediate Bond Fund of America . . . . . 1023     1223     1323     1523      1423
U.S. Government Securities Fund . . . . . . 1022     1222     1322     1522      1422

MONEY MARKET FUND
The Cash Management Trust of America  . . . 1009     1209     1309     1509      1409

                          SMALLCAP World Fund -- Page 47

                                                             FUND NUMBERS
                                              ----------------------------------------
                                               CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                            R-1     R-2     R-3     R-4      R-5
--------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . . . . . . .  2102    2202    2302    2402     2502
American Balanced Fund . . . . . . . . . . . .  2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . . . . . . .  2103    2203    2303    2403     2503
Capital Income Builder . . . . . . . . . . . .  2112    2212    2312    2412     2512
Capital World Growth and Income Fund . . . . .  2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . . . . . . .  2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . . . . . . .  2110    2210    2310    2410     2510
The Growth Fund of America . . . . . . . . . .  2105    2205    2305    2405     2505
The Income Fund of America . . . . . . . . . .  2106    2206    2306    2406     2506
The Investment Company of America  . . . . . .  2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . . . . . . .  2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . . . . . . .  2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . . . . . . .  2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . . . . . . .  2135    2235    2335    2435     2535
Washington Mutual Investors Fund . . . . . . .  2101    2201    2301    2401     2501

BOND FUNDS
American High-Income Municipal Bond Fund . . .  N/A     N/A     N/A     N/A      2540
American High-Income Trust . . . . . . . . . .  2121    2221    2321    2421     2521
The Bond Fund of America . . . . . . . . . . .  2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . . . . . . .  2131    2231    2331    2431     2531
Intermediate Bond Fund of America  . . . . . .  2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of America .  N/A     N/A     N/A     N/A      2543
The Tax-Exempt Bond Fund of America  . . . . .  N/A     N/A     N/A     N/A      2519
The Tax-Exempt Fund of California* . . . . . .  N/A     N/A     N/A     N/A      2520
The Tax-Exempt Fund of Maryland* . . . . . . .  N/A     N/A     N/A     N/A      2524
The Tax-Exempt Fund of Virginia* . . . . . . .  N/A     N/A     N/A     N/A      2525
U.S. Government Securities Fund  . . . . . . .  2122    2222    2322    2422     2522

MONEY MARKET FUNDS
The Cash Management Trust of America . . . . .  2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America . . . . .  N/A     N/A     N/A     N/A      2539
The U.S. Treasury Money Fund of America  . . .  2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain jurisdictions.





                         SMALLCAP World Fund -- Page 48

 [This page is intentionally left blank for this filing.]

                         SMALLCAP World Fund -- Page 49

                                    APPENDIX

The following  descriptions  of debt security  ratings are based on  information
provided  by  Moody's   Investors   Service  (Moody's)  and  Standard  &  Poor's
Corporation (Standard & Poor's).


                        DESCRIPTION OF BOND RATINGS


MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                         SMALLCAP World Fund -- Page 50

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.


                         SMALLCAP World Fund -- Page 51

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                         SMALLCAP World Fund -- Page 52

Investment portfolio

September 30, 2004

                                                                                                                    Market value
COMMON STOCKS -- 93.79%                                                                               Shares               (000)

CONSUMER DISCRETIONARY -- 19.62%
Michaels Stores, Inc.                                                                              2,650,000            $156,906
Aristocrat Leisure Ltd.                                                                           18,171,352             102,382
Gemstar-TV Guide International, Inc.(1)                                                           13,750,000              77,687
UnitedGlobalCom, Inc., Class A(1)                                                                  8,610,144              64,318
SBS Broadcasting SA(1),(2)                                                                         1,855,000              62,439
Reader's Digest Assn., Inc., Class A                                                               3,650,000              53,253
Schibsted ASA                                                                                      2,370,000              50,533
Lions Gate Entertainment Corp., USD denominated(1),(2)                                             3,050,000              26,535
Lions Gate Entertainment Corp.(1),(2)                                                              2,728,500              23,903
Valora Holding AG(2)                                                                                 222,000              46,684
Big Lots, Inc.(1)                                                                                  3,771,400              46,124
Astral Media Inc., Class A                                                                         1,800,000              40,508
CarMax, Inc.(1)                                                                                    1,800,000              38,790
Ekornes ASA                                                                                        1,775,598              37,992
Fisher & Paykel Appliances Holdings Ltd.                                                          13,080,000              35,801
Yankee Candle Company, Inc.(1)                                                                     1,200,000              34,752
Cheng Shin Rubber (Xiamen) Ind., Ltd.                                                             27,319,992              33,456
Triarc Companies, Inc., Class B                                                                    1,900,000              21,793
Triarc Companies, Inc., Class A                                                                      950,000              10,858
Blyth, Inc.                                                                                        1,000,000              30,900
Clear Media Ltd.(1),(2)                                                                           32,579,000              30,297
Catalina Marketing Corp.                                                                           1,300,000              30,004
Valassis Communications, Inc.(1)                                                                   1,000,000              29,580
Tupperware Corp.                                                                                   1,735,700              29,472
Orient-Express Hotels Ltd., Class A                                                                1,760,000              28,758
Williams-Sonoma, Inc.(1)                                                                             750,000              28,162
Gigas K's Denki Corp.                                                                              1,150,000              28,039
Arbitron Inc.(1)                                                                                     751,060              27,496
California Pizza Kitchen, Inc.(1),(2)                                                              1,230,000              26,875
Sonic Corp.(1)                                                                                     1,035,000              26,527
Cafe de Coral Holdings Ltd.                                                                       23,750,000              25,742
Touei Housing Corp.                                                                                  780,000              25,404
ValueVision International, Inc., Class A(1)                                                        1,800,000              24,102
Salem Communications Corp., Class A(1)                                                               930,000              23,548
Edion Corp.                                                                                        2,789,000              23,495
Nitori Co., Ltd.                                                                                     400,000              22,999
Restaurant Group PLC(2)                                                                           12,629,000              22,536
Halfords Group PLC(1)                                                                              4,200,000              22,218
O'Charley's Inc.(1),(2)                                                                            1,350,000              22,005
Photo-Me International PLC(1)                                                                     11,000,000              21,323
Journal Communications, Inc., Class A                                                              1,203,500              21,109
J D Wetherspoon PLC                                                                                4,753,975              21,079
Phoenix Satellite Television Holdings Ltd.(1)                                                    129,889,000              20,992
Culture Convenience Club Co., Ltd.                                                                 1,686,100              20,861
Stanley Leisure PLC                                                                                2,740,000              20,749
Sharper Image Corp.(1),(2)                                                                           950,000              20,378
GSI Commerce, Inc.(1),(2)                                                                          2,294,491              20,214
Cheil Industries Inc.                                                                              1,300,000              19,370
Pinnacle Entertainment, Inc.(1)                                                                    1,400,000              19,320
Paddy Power PLC                                                                                    1,617,700              19,096
Impact 21 Co., Ltd.                                                                                  890,000              18,946
Sanctuary Group PLC(2)                                                                            21,490,000              18,687
Charles Vogele Holding AG(2)                                                                         516,684              17,749
Reins International Inc.(3)                                                                            3,744              17,712
Rational AG                                                                                          242,100              17,448
JJB Sports PLC                                                                                     4,904,900              17,372
Fourlis(1),(2)                                                                                     2,960,700              16,629
CKE Restaurants, Inc.(1)                                                                           1,500,000              16,575
Nobia AB                                                                                           1,255,000              16,165
Nokian Renkaat Oyj                                                                                   148,000              16,092
Nishimatsuya Chain Co., Ltd.                                                                         500,000              16,057
Bloomsbury Publishing PLC                                                                          3,365,000              15,344
P.F. Chang's China Bistro, Inc.(1)                                                                   312,000              15,129
KOMERI Co., Ltd.                                                                                     648,100              14,121
Columbia Sportswear Co.(1)                                                                           250,000              13,625
Toei Animation Co., Ltd.                                                                             290,000              13,614
Alma Media Oyj                                                                                     1,284,000              12,844
Next Media Ltd.(1)                                                                                34,418,000              12,472
Warehouse Group Ltd.                                                                               4,080,000              11,693
Korea Kumho Petrochemical Co., Ltd.(2)                                                             1,292,160              11,339
Palm Harbor Homes, Inc.(1)                                                                           663,906              11,187
Kuoni Reisen Holding AG, Class B                                                                      26,000               9,641
Modern Times Group MTG AB, Class B(1)                                                                500,000               9,343
RARE Hospitality International, Inc.(1)                                                              344,900               9,192
Zee Telefilms Ltd.                                                                                 2,700,000               8,945
MatchNet PLC(1),(3),(4)                                                                            1,103,000               6,291
MatchNet PLC (GDR)(1)                                                                                384,600               2,437
LKQ Corp.(1)                                                                                         462,000               8,441
Applebee's International, Inc.                                                                       300,000               7,584
Corus Entertainment Inc., Class B, nonvoting                                                         405,000               7,552
Rinnai Corp.                                                                                         230,000               7,031
Nien Hsing Textile Co., Ltd.                                                                       7,861,000               6,896
BKN International AG(1),(2)                                                                          513,857               3,161
BKN International AG(1),(2),(4)                                                                      451,143               2,775
Carpetright PLC                                                                                      307,213               5,855
Maruti Udyog Ltd.                                                                                    750,000               5,791
MEDION AG                                                                                            276,100               5,524
TECMO, Ltd.                                                                                          585,000               4,183
Zhejiang Glass Co. Ltd., Class H                                                                  11,499,400               3,946
Restoration Hardware, Inc.(1)                                                                        713,000               3,693
Sky City Ltd.                                                                                        773,615               2,421
Compass East Industry (Thailand) PCL                                                               8,514,100               2,099
Austereo Group Ltd.                                                                                1,820,000               1,773
                                                                                                                       2,162,738

INFORMATION TECHNOLOGY -- 17.06%
Ask Jeeves, Inc.(1),(2)                                                                            3,700,000            $121,027
Integrated Circuit Systems, Inc.(1),(2)                                                            4,110,000              88,365
Kingboard Chemical Holdings Ltd.(2)                                                               39,882,000              81,849
CNET Networks, Inc.(1),(2)                                                                         8,000,000              73,200
Semtech Corp.(1)                                                                                   3,100,000              59,427
Venture Corp. Ltd.                                                                                 5,969,600              58,519
Mentor Graphics Corp.(1),(2)                                                                       4,530,000              49,671
Digital River, Inc.(1)                                                                             1,500,000              44,670
National Instruments Corp.                                                                         1,385,174              41,929
Power Integrations, Inc.(1),(2)                                                                    2,000,000              40,860
NHN Corp.                                                                                            484,652              40,549
Sohu.com Inc.(1),(2)                                                                               2,350,000              39,080
lastminute.com PLC(1)                                                                             15,050,000              38,170
Littelfuse, Inc.(1)                                                                                1,077,500              37,206
Parametric Technology Corp.(1)                                                                     6,827,883              36,051
Veeco Instruments, Inc.(1),(2)                                                                     1,700,000              35,649
ACTIVISION, Inc.(1)                                                                                2,500,000              34,675
Conexant Systems, Inc.(1)                                                                         19,926,000              32,081
Manhattan Associates, Inc.(1)                                                                      1,300,000              31,746
Atheros Communications, Inc.(1),(2)                                                                3,040,000              31,008
Baycorp Advantage Ltd.(1),(2)                                                                     13,160,383              30,712
Creo Inc., USD denominated(1),(2)                                                                  3,134,000              25,761
Creo Inc.(1),(2)                                                                                     430,000               3,549
Micronas Semiconductor Holding AG(1)                                                                 642,493              27,331
Brocade Communications Systems, Inc.(1)                                                            4,789,522              27,061
O2Micro International Ltd.(1),(2)                                                                  2,495,000              26,796
SkillSoft PLC (ADR) (1)                                                                            3,945,300              26,394
Rogers Corp.(1)                                                                                      600,000              25,494
Shanda Interactive Entertainment Ltd. (ADR) (1)                                                    1,049,100              25,178
Ichia Technologies, Inc.(2)                                                                       14,789,617              23,946
FindWhat.com(1)                                                                                    1,200,000              22,476
Vaisala Oyj, Class A                                                                                 848,095              20,445
Silicon Graphics, Inc.(1),(2)                                                                     14,000,000              20,020
Lawson Software, Inc.(1)                                                                           3,500,000              19,600
CSR PLC(1),(4)                                                                                     3,025,214              19,456
Daum Communications Corp.(1)                                                                         685,000              18,033
Moser Baer India Ltd.                                                                              3,750,000              17,663
Intersil Corp., Class A                                                                            1,107,105              17,636
High Tech Computer Corp.                                                                           4,565,952              17,406
Leitch Technology Corp.(1),(2)                                                                     2,240,000              16,886
Interflex Co., Ltd.(2)                                                                               799,000              16,660
InfoSpace.com, Inc.(1)                                                                               350,000              16,586
NAVTEQ Corp.(1)                                                                                      459,500              16,377
Micronic Laser Systems AB(1),(2)                                                                   2,403,002              16,211
MKS Instruments, Inc.(1)                                                                           1,050,000              16,086
Macromedia, Inc.(1)                                                                                  800,000              16,064
Citizen Electronics Co., Ltd.                                                                        300,000              15,830
Echelon Corp.(1)                                                                                   2,000,000              15,760
Orbotech Ltd.(1)                                                                                     887,000              15,514
Vanguard International Semiconductor Corp.(1),(3)                                                 26,015,000              15,369
ValueClick, Inc.(1)                                                                                1,600,000              15,104
BISYS Group, Inc.(1)                                                                               1,000,000              14,610
Tencent Holdings Ltd.(1)                                                                          29,811,000              14,530
BOWE SYSTEC AG                                                                                       294,000              14,357
YOU EAL Electronics Co., Ltd.                                                                        564,600              14,274
King Yuan Electronics Co., Ltd.                                                                   18,723,000              14,110
Advanced Energy Industries, Inc.(1)                                                                1,500,000              13,935
Autobytel Inc.(1)                                                                                  1,500,000              13,455
PDF Solutions, Inc.(1)                                                                             1,100,000              13,365
Cypress Semiconductor Corp.(1)                                                                     1,500,000              13,260
Cymer, Inc.(1)                                                                                       460,000              13,184
Open Solutions Inc.(1)                                                                               500,000              12,485
Homestore, Inc.(1)                                                                                 5,000,000              11,550
KEC Corp.(2)                                                                                         523,540              10,371
Hana Microelectronics PCL                                                                         20,675,000              10,145
Anoto Group AB(1),(2)                                                                              7,156,244              10,078
Teleca AB, Class B(1)                                                                              2,260,241               9,627
Faraday Technology Corp.                                                                           5,656,852               8,326
CIENA Corp.(1)                                                                                     3,900,000               7,722
Jahwa Electronics Co., Ltd.                                                                          620,000               6,168
Rotork PLC                                                                                           797,581               5,758
Renishaw PLC                                                                                         574,108               5,627
Knot, Inc.(1),(2),(4)                                                                              1,200,000               4,200
Knot, Inc.(1),(2)                                                                                    140,800                 493
Hankuk Electric Glass Co., Ltd.                                                                      110,750               4,575
Taiflex Scientific Co., Ltd.                                                                       3,043,200               4,408
MatrixOne, Inc.(1)                                                                                   730,300               3,695
VIA Technologies, Inc.                                                                             3,514,000               2,048
Infoteria Corp.(1),(2),(3),(4)                                                                         2,672               1,519
MMC AS(1),(3),(4)                                                                                  4,150,000                  62
Orbiscom Ltd.(1),(3),(4)                                                                           3,905,874                  59
ClearSpeed Technology Ltd.(1),(3),(4)                                                              2,300,000                  30
diCarta(1),(3),(4)                                                                                   103,135                   0
Monterey Design Systems Inc.(1),(3),(4)                                                              100,000                   0
                                                                                                                       1,881,162

INDUSTRIALS -- 15.83%
Daelim Industrial Co., Ltd.(2)                                                                     2,448,660             105,307
Laureate Education, Inc.(1)                                                                        1,920,000              71,462
SIRVA, Inc.(1)                                                                                     2,700,000              61,830
SembCorp Logistics Ltd.(2)                                                                        43,652,200              58,870
Chiyoda Corp.(1)                                                                                   7,670,000              58,265
Downer EDI Ltd.(2)                                                                                18,231,412              53,017
School Specialty, Inc.(1),(2)                                                                      1,210,000              47,686
Vedior NV                                                                                          2,973,550              46,002
MSC Industrial Direct Co., Inc., Class A                                                           1,300,000              44,304
Container Corp. of India Ltd.                                                                      2,641,794              43,134
John H. Harland Co.                                                                                1,350,000              42,322
Hughes Supply, Inc.                                                                                1,400,000              42,098
Swift Transportation Co., Inc.(1)                                                                  2,400,000              40,368
Uponor Oyj                                                                                         1,110,050              39,270
Zhejiang Expressway Co. Ltd., Class H                                                             58,000,000              37,942
Masonite International Corp.(1)                                                                    1,410,900              35,625
Noritz Corp.                                                                                       2,060,000              30,660
Education Management Corp.(1)                                                                      1,120,000              29,837
Federal Signal Corp.                                                                               1,526,300              28,359
Hyundai Development Co.                                                                            2,600,000              28,349
LG Industrial Systems Co., Ltd.(1),(2)                                                             1,950,000              28,039
Geberit AG                                                                                            35,500              27,639
Corrections Corporation of America(1)                                                                775,000              27,404
Sumitomo Heavy Industries, Ltd.(1)                                                                 9,240,000              27,404
Kumgang Korea Chemical Co., Ltd.                                                                     240,000              27,315
Northgate PLC                                                                                      2,145,000              27,201
Royal Group Technologies Ltd.(1)                                                                   3,025,000              26,645
Techem AG(1)                                                                                         947,300              26,073
S1 Corp.                                                                                             845,940              25,577
United Rentals, Inc.(1)                                                                            1,600,000              25,424
Heijmans NV                                                                                          910,000              24,820
AGCO Corp.(1)                                                                                      1,060,000              23,977
Cummins India Ltd.                                                                                 8,775,000              23,965
Lincoln Electric Holdings, Inc.                                                                      755,000              23,677
Transurban Group(1)                                                                                5,686,000              22,446
GOL Linhas Aereas Inteligentes SA, preferred nominative (ADR)(1)                                   1,081,000              21,944
EnerSys(1)                                                                                         1,632,400              20,976
LG Engineering & Construction Co., Ltd.                                                            1,100,000              20,070
ChoicePoint Inc.(1)                                                                                  450,000              19,193
Kelly Services, Inc., Class A                                                                        700,000              18,697
Brinks Company                                                                                       600,000              18,102
Imagistics International Inc.(1)                                                                     527,200              17,714
Royal Boskalis Westminster NV                                                                        638,620              16,942
LG Cable Ltd.                                                                                      1,070,000              16,361
CoStar Group, Inc.(1)                                                                                300,000              14,757
Wilh. Wilhelmsen ASA , Class A                                                                       399,800              14,163
ZENON Environmental Inc.(1)                                                                          815,700              13,541
Hagemeyer NV(1)                                                                                    6,850,000              12,768
Tetra Tech, Inc.(1)                                                                                1,000,000              12,670
Grasim Industries Ltd.                                                                               501,284              12,540
AMR Corp.(1)                                                                                       1,700,000              12,461
Hudson Highland Group, Inc.(1)                                                                       410,000              11,968
Spirax-Sarco Engineering PLC                                                                       1,000,000              10,996
Bharat Heavy Electricals Ltd.                                                                        852,700              10,670
Permasteelisa SpA                                                                                    615,000              10,466
Jackson Hewitt Tax Service Inc.                                                                      500,000              10,115
Corporate Express Australia Ltd.                                                                   2,547,098               9,981
Michael Page International PLC                                                                     2,837,000               9,508
KCI Konecranes International Corp.                                                                   225,000               8,751
Taeyoung Corp.                                                                                       250,000               8,666
Seco Tools AB, Class B                                                                               225,000               8,378
Curtiss-Wright Corp.                                                                                 134,300               7,686
Kaulin Manufacturing Co. Ltd.                                                                      6,011,050               6,636
Oslo B0rs Holding ASA                                                                                191,500               6,556
Singapore Post Private Ltd.                                                                       12,765,000               6,067
Korea Electric Terminal Co., Ltd.                                                                    350,000               5,595
Anhui Expressway Co. Ltd., Class H                                                                12,000,000               5,195
Krones AG                                                                                             55,000               5,101
LTG Technologies PLC(1),(2)                                                                       17,785,714               2,819
Ultraframe PLC                                                                                     1,575,000               1,990
Moatech Co., Ltd.                                                                                    266,000               1,745
ZOOTS(1),(2),(3),(4)                                                                              12,586,913               1,208
                                                                                                                       1,745,309

HEALTH CARE -- 9.81%
Eyetech Pharmaceuticals, Inc.(1),(2)                                                               2,624,000        $     89,190
Medicis Pharmaceutical Corp., Class A                                                              1,575,000              61,488
Amylin Pharmaceuticals, Inc.(1)                                                                    2,959,400              60,727
Valeant Pharmaceuticals International                                                              2,500,000              60,300
Recordati SpA                                                                                      2,465,200              48,920
American Healthways, Inc.(1)                                                                       1,350,000              39,298
Sonic Healthcare Ltd.                                                                              4,957,300              35,859
Advanced Medical Optics, Inc.(1)                                                                     870,700              34,454
Rhon-Klinikum AG, nonvoting preferred                                                                435,550              21,513
Rhon-Klinikum AG                                                                                     226,800              11,301
MGI PHARMA, Inc.(1)                                                                                1,200,000              32,028
Alfresa Holdings Corp.                                                                               898,900              31,566
Service Corp. International(1)                                                                     5,000,000              31,050
Par Pharmaceutical Companies, Inc.(1)                                                                825,000              29,642
ResMed Inc.(1)                                                                                       451,000              21,472
ResMed Inc, AUD denominated(1)                                                                       750,000               3,631
Wilson Greatbatch Technologies, Inc.(1),(2)                                                        1,386,800              24,810
Nobel Biocare Holding AG                                                                             156,000              24,260
Incyte Corp.(1)                                                                                    2,500,000              24,075
Cochlear Ltd.                                                                                      1,287,000              22,315
Vicuron Pharmaceuticals Inc.(1)                                                                    1,500,000              22,020
Onyx Pharmaceuticals, Inc.(1)                                                                        500,000              21,505
Transkaryotic Therapies, Inc.(1)                                                                   1,208,300              21,423
Kobayashi Pharmaceutical Co., Ltd.                                                                   807,300              19,940
NPS Pharmaceuticals, Inc.(1)                                                                         905,900              19,731
Inspire Pharmaceuticals, Inc.(1)                                                                   1,250,000              19,662
CONMED Corp.(1)                                                                                      700,000              18,410
OSI Pharmaceuticals, Inc.(1)                                                                         287,000              17,639
LifePoint Hospitals, Inc.(1)                                                                         550,000              16,506
IDEXX Laboratories, Inc.(1)                                                                          320,000              16,237
Straumann Holding AG                                                                                  74,000              15,740
Tecan Group Ltd., Mannedorf                                                                          598,083              13,969
Alkermes, Inc.(1)                                                                                  1,200,000              13,848
Q-Med AB                                                                                             549,250              13,734
Coloplast A/S, Class B                                                                               137,000              13,250
Pharmion Corp.(1)                                                                                    250,000              12,924
Golden Meditech Co. Ltd.(2)                                                                       61,394,000              12,915
Rigel Pharmaceuticals, Inc.(1)                                                                       500,000              12,650
Nakanishi Inc.                                                                                       175,500              11,815
Cytokinetics, Inc.(1)                                                                                853,500              11,352
Eon Labs, Inc.(1)                                                                                    500,000              10,850
Triad Hospitals, Inc.(1)                                                                             250,000               8,610
Discovery Laboratories, Inc.(1)                                                                    1,200,000               8,040
TriPath Imaging, Inc.(1)                                                                             886,242               7,249
Penwest Pharmaceuticals Co.(1)                                                                       500,000               5,645
Lumenis Ltd.(1),(2)                                                                                2,270,000               3,519
Vision-Sciences, Inc.(1)                                                                             984,500               2,845
NexMed, Inc.(1)                                                                                    1,100,000               1,617
NexMed, Inc.(1),(4)                                                                                  152,355                 224
                                                                                                                       1,081,768

FINANCIALS -- 8.06%
HDFC Bank Ltd.                                                                                    11,292,240           $  98,942
Cathay General Bancorp, Inc.                                                                       1,900,000              70,661
Pusan Bank(2)                                                                                      9,520,500              57,487
Daegu Bank, Ltd.(2)                                                                                6,907,500              39,369
Sterling Bancshares, Inc.(2)                                                                       2,700,000              36,315
ICICI Bank Ltd.                                                                                    5,584,503              34,842
Fulton Financial Corp.                                                                             1,617,367              34,612
IndyMac Bancorp, Inc.                                                                                875,000              31,675
First Community Bancorp                                                                              740,000              30,340
Housing Development Finance Corp. Ltd.                                                             2,212,480              29,508
UTI Bank Ltd.                                                                                      9,930,000              28,061
Hudson River Bancorp, Inc.                                                                         1,436,200              27,259
Converium Holding AG(2)                                                                            2,020,000              27,157
Unibail Holding                                                                                      222,000              26,744
Sumitomo Real Estate Sales Co., Ltd.                                                                 700,000              26,365
Aareal Bank AG                                                                                       890,000              25,392
Southwest Bancorporation of Texas, Inc.                                                            1,020,000              20,543
PT Bank Rakyat Indonesia                                                                          87,550,000              19,619
Capital Lease Funding, Inc.(2)                                                                     1,630,000              17,995
Central Pattana Public Co., Ltd.                                                                  82,067,000              16,663
Ascendas Real Estate Investment Trust                                                             17,155,000              15,797
Able Inc.                                                                                            565,000              15,369
Federal Agricultural Mortgage Corp., Class C(1)                                                      630,000              13,980
LG Insurance Co., Ltd.(2)                                                                          3,240,000              13,568
CapitaMall Trust Management Ltd.                                                                  12,210,000              11,897
Silicon Valley Bancshares(1)                                                                         300,000              11,151
Ace Cash Express, Inc.(1)                                                                            425,000              11,067
Umpqua Holdings Corp.                                                                                450,000              10,152
South Financial Group, Inc.                                                                          350,000               9,870
Dongbu Insurance Co., Ltd.                                                                         1,850,000               8,937
Hong Kong Exchanges and Clearing Ltd.                                                              3,714,000               8,456
Old National Bancorp                                                                                 333,200               8,277
LaSalle Partners, Inc.(1)                                                                            250,000               8,252
Gladstone Commercial Corp.(2)                                                                        493,000               7,992
Topdanmark A/S(1)                                                                                    124,000               7,974
China Insurance International Holdings Co. Ltd.                                                   10,822,000               5,587
JCG Holdings Ltd.                                                                                  7,937,000               5,548
First Financial Bancorp.                                                                             270,000               4,612
First Regional Bancorp(1),(4)                                                                        139,200               4,559
Golden Land Property Development PLC, nonvoting depositary receipt(1)                             20,000,000               4,423
Shanghai Real Estate Ltd.                                                                         19,152,000               1,744
                                                                                                                         888,761

ENERGY -- 7.41%
First Calgary Petroleums Ltd., GBP denominated(1)                                                  4,800,000              60,261
First Calgary Petroleums Ltd.(1)                                                                   2,146,000              26,327
Spinnaker Exploration Co.(1),(2)                                                                   2,200,000              77,088
Helmerich & Payne, Inc.                                                                            2,300,000              65,987
Quicksilver Resources Inc.(1)                                                                      1,992,300              65,088
OPTI Canada Inc.(1),(2)                                                                            3,834,000              57,805
Cabot Oil & Gas Corp., Class A                                                                     1,268,000              56,933
Magnum Hunter Resources, Inc.(1),(2)                                                               4,600,000              53,084
Hydril Co.(1)                                                                                      1,017,500              43,702
Varco International, Inc.(1)                                                                       1,400,000              37,548
CARBO Ceramics Inc.                                                                                  500,000              36,070
Encore Acquisition Co.(1)                                                                            950,000              32,775
Harvest Natural Resources, Inc.(1),(2)                                                             1,910,900              31,721
Patina Oil & Gas Corp.                                                                               920,000              27,204
Expro International Group PLC(2)                                                                   4,250,000              26,616
China Oilfield Services Ltd., Class H                                                             72,037,100              21,252
TODCO, Class A(1)                                                                                    915,000              15,875
Newpark Resources, Inc.(1)                                                                         2,500,000              15,000
Penn West Petroleum Ltd.                                                                             225,000              12,489
FMC Technologies, Inc.(1)                                                                            350,000              11,690
Rowan Companies, Inc.(1)                                                                             385,600              10,180
John Wood Group PLC                                                                                3,500,000               8,766
Venture Production Company Ltd.(1)                                                                 2,012,650               8,386
PetroFalcon Corp.(1)                                                                               2,757,000               7,066
Enerflex Systems Ltd.                                                                                325,000               5,212
Sibir Energy PLC(1),(3),(4)                                                                        8,495,992               2,309
Sibir Energy PLC(1),(3)                                                                                4,008                   1
                                                                                                                         816,435

CONSUMER STAPLES -- 4.72%
Performance Food Group Co.(1)                                                                      2,150,000              50,955
Lindt & Sprungli AG, participation certificate                                                        19,166              22,075
Lindt & Sprungli AG                                                                                    1,694              20,259
Nestle India Ltd.                                                                                  3,344,250              38,968
Anadolu Efes Biracilik ve Malt Sanayii AS                                                      2,130,000,000              32,617
AMOREPACIFIC Corp.                                                                                   165,000              31,896
WD-40 Co.(2)                                                                                       1,020,900              29,198
Fresh Del Monte Produce Inc.                                                                       1,100,000              27,401
BJ's Wholesale Club, Inc.(1)                                                                         800,000              21,872
IOI Corp. Bhd.                                                                                     8,500,000              20,914
National Foods Ltd.                                                                                5,766,494              18,823
Cawachi Ltd.                                                                                         470,000              18,814
Delta and Pine Land Co.                                                                              700,000              18,725
Universal Corp.                                                                                      400,000              17,856
Whole Foods Market, Inc.                                                                             200,000              17,158
CP Seven Eleven PCL                                                                               11,792,100              16,532
American Italian Pasta Co., Class A                                                                  550,000              14,383
Mandom Corp.                                                                                         470,000              11,972
Coca-Cola West Japan Co. Ltd.                                                                        475,000              11,581
Winn-Dixie Stores, Inc.                                                                            3,500,000              10,815
Binggrae Co., Ltd.                                                                                   495,000              10,622
IAWS Group PLC                                                                                       850,000              10,562
DyDo Drinco                                                                                          350,000               9,059
China Mengniu Dairy Co.(1)                                                                         9,549,000               7,410
Natura Cosmeticos SA                                                                                 364,000               7,356
Nutreco Holding NV                                                                                   199,025               6,232
Wumart Stores, Inc., Class H(1)                                                                    3,050,000               6,025
Burns, Philp & Co. Ltd.(1)                                                                        11,096,333               5,647
Cott Corp.(1)                                                                                        150,000               4,392
                                                                                                                         520,119

MATERIALS -- 4.48%
Millennium Chemicals Inc.(1)                                                                       2,900,000           $  61,509
Associated Cement Companies Ltd.                                                                   5,827,192              33,943
Cambrex Corp.                                                                                      1,300,000              28,535
Owens-Illinois, Inc.(1)                                                                            1,650,000              26,400
CONSOL Energy Inc.                                                                                   700,000              24,423
James Hardie Industries Ltd.                                                                       5,582,000              23,375
Asian Paints (India) Ltd.                                                                          3,312,500              23,360
First Quantum Minerals Ltd.(1)                                                                     1,677,700              22,233
Minara Resources Ltd.(1)                                                                          12,939,428              21,448
Peter Hambro Mining PLC(1)                                                                         2,390,000              19,700
Hanil Cement Co., Ltd.(2)                                                                            491,700              19,694
Chung Hwa Pulp Corp.(2)                                                                           38,898,300              18,436
Sino-Forest Corp., Class A(1)                                                                      6,022,800              16,106
Ferro Corp.                                                                                          700,000              15,267
M-real Oyj, Class B                                                                                2,610,000              15,081
Hindalco Industries Ltd.                                                                             500,000              14,780
Hyosung Corp.                                                                                      1,406,080              14,293
Hung Hing Printing Group Ltd.                                                                     17,199,000              13,236
Yanzhou Coal Mining Co. Ltd., Class H                                                              9,500,000              12,307
Sungshin Cement Co., Ltd.                                                                            692,500              12,063
Northern Orion Resources Inc.(1),(4)                                                               2,800,000               7,110
Northern Orion Resources Inc.(1)                                                                   1,100,000               2,793
Kenmare Resources PLC(1),(2),(4)                                                                  23,500,000               6,624
Kenmare Resources PLC(1),(2)                                                                       7,200,000               2,030
Gabriel Resources Ltd.(1)                                                                          5,127,100               7,811
Cementerie del Tirreno S.p.A.                                                                      1,600,000               7,147
Wheaton River Minerals Ltd.(1),(4)                                                                 2,257,600               7,112
PT Indocement Tunggal Prakarsa1                                                                   33,250,000               7,089
Energem Resources Inc.(1),(2)                                                                      4,055,000               6,435
Adastra Minerals Inc.(1),(4)                                                                       2,625,000               2,291
Thistle Mining Inc.(1)                                                                             6,000,000                 428
Thistle Mining Inc., GBP denominated(1)                                                            4,525,000                 316
                                                                                                                         493,375

TELECOMMUNICATION SERVICES -- 1.36%
MobileOne Ltd                                                                                     34,130,000              31,835
Tele Celular Sul Participacoes SA, preferred nominative (ADR)                                      1,876,428              26,777
Tele Celular Sul Participacoes SA, ordinary nominative                                         2,293,595,332               2,646
Nextel Partners, Inc., Class A(1)                                                                  1,400,000              23,212
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. Tbk (ADR)                               850,000              20,400
GLOBE TELECOM, Inc.                                                                                  902,000              17,504
Partner Communications Co. Ltd.(1)                                                                 1,515,000              10,268
Unwired Group Ltd.(1),(4)                                                                          8,900,000               6,923
Unwired Group Ltd.(1)                                                                              3,500,000               2,723
Eircom Group PLC(1)                                                                                3,840,400               7,253
                                                                                                                         149,541

UTILITIES -- 0.55%
Reliance Energy Ltd.                                                                               2,259,500              31,103
Xinao Gas Holdings Ltd.(1)                                                                        39,766,000              20,275
Tata Power Co. Ltd.                                                                                1,370,000               9,393
                                                                                                                          60,771

MISCELLANEOUS -- 4.89%
Other common stocks in initial period of acquisition                                                               $     538,629

TOTAL COMMON STOCKS (cost: $8,778,095,000)                                                                            10,338,608




RIGHTS AND WARRANTS -- 0.04%


MATERIALS -- 0.03%
Northern Orion Resources Inc., warrants, expires 2008(1),(4)                                       1,400,000               1,778
Kenmare Resources PLC, warrants, expire 2009(1),(2),(4)                                            5,250,000                 583
Kenmare Resources PLC, warrants, expire 2005(1),(2),(3),(4)                                        1,250,000                  35
Energem Resources Inc., warrants, expire 2005(1),(2),(3)                                           2,027,500                 615
Wheaton River Minerals Ltd., warrants, expire 2007(1),(4)                                            312,500                 595
Thistle Mining Inc., warrants, expire 2009(1),(3),(4)                                              3,000,000                   0
                                                                                                                           3,606

INFORMATION TECHNOLOGY -- 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006(1),(2),(3)                                 3,988,200                 373
Zeevo, Inc., Series E-1, warrants, expire 2008(1),(3),(4)                                                  3                  --
                                                                                                                             373

HEALTH CARE -- 0.00%
Generex Biotechnology Corp., warrants, expire 2005(1),(3),(4)                                        164,467                   0


Total rights and warrants (cost: $168,000)                                                                                 3,979




                                                                                                   Shares or
                                                                                                   principal
CONVERTIBLE SECURITIES -- 0.01%                                                                       amount


INFORMATION TECHNOLOGY -- 0.01%
Zeevo, Inc., Series E-1, convertible preferred(1),(3),(4)                                            942,839                 707
Zeevo, Inc., Series C-1, convertible preferred(1),(3),(4)                                            461,157                 346
Meet World Trade, Series C, convertible preferred(1),(3),(4)                                         389,416                   0
Socratic Technologies, Inc., Series A, convertible preferred(1),(3),(4)                              375,000                   0
                                                                                                                           1,053

HEALTH CARE -- 0.00%
Control Delivery Systems Inc., Series A, convertible preferred(1),(3),(4)                             55,824                 300


TELECOMMUNICATION SERVICES -- 0.00%
Multiplex, Inc., Series C, convertible preferred(1),(3),(4)                                        1,358,696                 149


TOTAL CONVERTIBLE SECURITIES (cost: $29,118,000)                                                                           1,502



                                                                                            Principal amount        Market value
BONDS AND NOTES -- 0.07%                                                                               (000)               (000)


CONSUMER STAPLES -- 0.07%
Winn-Dixie Stores, Inc. 8.875% 2008                                                                 $  9,925    $          8,138


TOTAL BONDS AND NOTES (cost: $8,902,000)                                                                                   8,138




SHORT-TERM SECURITIES -- 5.60%


Stadshypotek Delaware Inc. 1.60% due 10/25/2004(4)                                                    50,000              49,944
Svenska Handelsbanken Inc. 1.79% due 12/8/2004                                                        20,000              19,927
Old Line Funding LLC 1.62%-1.75% due 10/18-11/5/2004(4)                                               57,722              57,639
Thunder Bay Funding, LLC 1.73% due 11/1/2004(4)                                                       12,100              12,081
Spintab AB (Swedmortgage) 1.72%-1.73% due 11/8/2004                                                   50,000              49,907
Bank of Ireland 1.77%-1.80% due 11/19-11/29/2004(4)                                                   50,000              49,863
DaimlerChrysler Revolving Auto Conduit LLC 1.61%-1.70% due 10/6-10/21/2004                            47,700              47,678
Toyota Motor Credit Corp. 1.62%-1.77% due 11/1-11/9/2004                                              40,000              39,932
Total Capital SA 1.67%-1.74% due 10/13-10/14/2004(4)                                                  35,000              34,978
Amsterdam Funding Corp. 1.60%-1.75% due 10/8-10/22/2004(4)                                            35,000              34,975
American Honda Finance Corp. 1.55% -1.60% due 10/21-11/2/2004                                         35,000              34,962
Rio Tinto PLC 1.77% due 10/14/2004(4)                                                                 26,800              26,782
Nestle Capital Corp. 1.47% due 10/1/2004(4)                                                           25,000              24,999
Sheffield Receivables Corp. 1.66% due 10/5/2004(4)                                                    25,000              24,994
Diageo Capital PLC 1.51% due 10/7/2004(4)                                                             23,700              23,693
Shell Finance (U.K.) PLC 1.72% due 11/10/2004                                                         20,700              20,659
CAFCO, LLC 1.54% due 10/19/2004(4)                                                                    20,000              19,983
U.S. Treasury Bills 1.578% due 10/7/2004                                                              15,800              15,795
International Bank for Reconstruction and Development 1.52% due 10/12/2004                            15,000              14,992
National Australia Funding (Delaware) Inc. 1.56% due 10/4/2004                                        13,200              13,198


TOTAL SHORT-TERM SECURITIES (cost: $616,989,000)                                                                         616,981


TOTAL INVESTMENT SECURITIES (cost: $9,433,272,000)                                                                    10,969,208
New Taiwanese Dollar (cost: $5,877,000)                                                           NT$197,521               5,815
Other assets less liabilities                                                                                             48,699

NET ASSETS                                                                                                           $11,023,722

Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional Buyers; resale to the public may require registration.
The total value of all such restricted securities was $437,177,000, which represented 3.97% of the net assets of the fund.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2004                         (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $7,371,663)                                             $8,871,491
  Affiliated issuers (cost: $2,061,609)                                                2,097,717               $10,969,208
 Cash denominated in non-U.S. currencies
  (cost: $5,877)                                                                                                     5,815
 Cash                                                                                                                7,001
 Receivables for:
  Sales of investments                                                                    92,774
  Sales of fund's shares                                                                  13,771
  Dividends and interest                                                                   8,340
 Other assets                                                                                562                   115,447
                                                                                                                11,097,471
LIABILITIES:
 Payables for:
  Purchases of investments                                                                43,826
  Repurchases of fund's shares                                                            10,057
  Investment advisory services                                                             5,543
  Services provided by affiliates                                                          3,776
  Deferred Directors' compensation                                                           871
  Other fees and expenses                                                                  9,676                    73,749
NET ASSETS AT SEPTEMBER 30, 2004                                                                               $11,023,722

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                    $10,601,154
 Accumulated net investment loss                                                                                   (12,824)
 Accumulated net realized loss                                                                                  (1,092,445)
 Net unrealized appreciation                                                                                     1,527,837
NET ASSETS AT SEPTEMBER 30, 2004                                                                               $11,023,722

Total authorized capital stock - 800,000 shares, $0.01 par value (397,200 total shares outstanding)

                                                                                                                Net asset value
                                                                      Net assets      Shares outstanding          per share (1)

Class A                                                               $9,771,322                 351,244                 $27.82
Class B                                                                  328,854                  12,224                  26.90
Class C                                                                  273,700                  10,204                  26.82
Class F                                                                  128,095                   4,624                  27.70
Class 529-A                                                               97,396                   3,505                  27.79
Class 529-B                                                               21,483                     790                  27.20
Class 529-C                                                               43,434                   1,596                  27.21
Class 529-E                                                                5,993                     217                  27.58
Class 529-F                                                                7,130                     257                  27.72
Class R-1                                                                  5,463                     200                  27.34
Class R-2                                                                131,046                   4,790                  27.36
Class R-3                                                                 84,796                   3,075                  27.58
Class R-4                                                                 20,242                     728                  27.79
Class R-5                                                                104,768                   3,746                  27.97

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $29.52 and $29.49, respectively.

See Notes to Financial Statements




STATEMENT OF OPERATIONS
for the year ended September 30, 2004                   (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                 $9,167
  Dividends (net of non-U.S. withholding
            tax of $10,484; also includes
            $27,547 from affiliates)                                                      112,981                  $122,148

 Fees and expenses:
  Investment advisory services                                                             68,772
  Distribution services                                                                    30,443
  Transfer agent services                                                                  14,200
  Administrative services                                                                   2,098
  Reports to shareholders                                                                     647
  Registration statement and prospectus                                                       501
  Postage, stationery and supplies                                                          1,516
  Directors' compensation                                                                     336
  Auditing and legal                                                                          270
  Custodian                                                                                 2,886
  State and local taxes                                                                       177
  Other                                                                                        98
  Total Expenses before reimbursement/waiver                                              121,944
   Reimbursement/waiver of expenses                                                           712                   121,232
 Net investment income                                                                                                  916

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain on:
  Investments (including $283,701 net gain from affiliates)                             1,341,335
  Non-U.S. currency transactions                                                            1,118                 1,342,453
 Net unrealized appreciation on:
  Investments                                                                             357,852
  Non-U.S. currency translations                                                              180                   358,032
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                          1,700,485
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                 $1,701,401


See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS                    (dollars in thousands)

                                                                                       Year ended                Year ended
                                                                                    September 30,             September 30,
                                                                                             2004                      2003
OPERATIONS:
 Net investment income (loss)                                                           $     916                 $  (6,477)
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                        1,342,453                  (247,386)
 Net unrealized appreciation on investments and
  non-U.S. currency translations                                                          358,032                 2,279,082
  Net increase in net assets
   resulting from operations                                                            1,701,401                 2,025,219


DIVIDENDS PAID TO SHAREHOLDERS FROM
 NET INVESTMENT INCOME                                                                    (10,989)                        -

CAPITAL SHARE TRANSACTIONS                                                                880,345                  (136,746)

TOTAL INCREASE IN NET ASSETS                                                            2,570,757                 1,888,473

NET ASSETS:
 Beginning of year                                                                      8,452,965                 6,564,492
 End of year (including
  accumulated
  net investment loss: $12,824 and $20,150,
  respectively)                                                                       $11,023,722                $8,452,965

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended September 30, 2004, non-U.S. taxes paid on realized gains were $40,000. As of September 30, 2004, non-U.S. taxes provided on unrealized gains were $8,569,000.


3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September 30, 2004, the cost of investment securities and cash denominated in non-U.S. currencies, for federal income tax purposes was $9,475,159,000.

During the year ended September 30, 2004, the fund reclassified $82,000 from undistributed net investment income to additional paid-in capital and $17,481,000 from undistributed net realized gains to undistributed net investment income to align financial reporting with tax reporting.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                                      $  17,402
Short-term capital loss carryforward expiring in 2011                                                      (1,086,001)
Gross unrealized appreciation on investment securities                                                      2,384,833
Gross unrealized depreciation on investment securities                                                       (884,969)
Net unrealized appreciation on investment securities                                                        1,499,864

Undistributed net investment income and currency gains previous page include currency losses of $109,000 that were realized during the period November 1, 2002 through September 30, 2003. During the year ended September 30, 2004, the fund realized, on a tax basis, a net capital gain of $1,330,936,000, which was offset by capital losses of $54,399,000 that were realized during the period November 1, 2002 through September 30, 2003 and the utilization of capital loss carryforwards of $1,276,537,000. The short-term capital loss carryforward on the previous page will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class                                       Year ended September 30, 2004
Class A                                                    $             10,144
Class B                                                                       -
Class C                                                                       -
Class F                                                                     202
Class 529-A                                                                 148
Class 529-B                                                                   -
Class 529-C                                                                   -
Class 529-E                                                                   2
Class 529-F                                                                  12
Class R-1                                                                     2
Class R-2                                                                    50
Class R-3                                                                    80
Class R-4                                                                    25
Class R-5                                                                   324
Total                                                      $             10,989

No distributions were paid to shareholders during the year ended September 30, 2003.

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. During the year ended September 30, 2004, CRMC reduced investment advisory services fees by $292,000. As a result, the fee shown on the accompanying financial statements of $68,772,000, which was equivalent to an annualized rate of 0.661%, was reduced to $68,480,000, or 0.658% of average daily nets assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended September 30, 2004, CRMC agreed to pay a portion of these fees for classes R-1, R-2, and R-3. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended September 30, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $23,467          $13,745        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B           2,849              455        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C           2,154         Included               $323              $96            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F             253         Included                152               34            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A           109         Included                111               19                  $74
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B           168         Included                 25               12                   17
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C           338         Included                 51               20                   34
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E             23        Included                  7                1                    4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F             14        Included                  8                1                    6
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1              38        Included                  6                6            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2             688        Included                138              631            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3             305        Included                 91              112            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4              37        Included                 22                3            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included                 92                2            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $30,443          $14,200             $1,026             $937                 $135

         --------------------------------------------------------------------------------------------------------------

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $247,000 in current fees (either paid in cash or deferred) and a net increase of $89,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are, or may be considered to be, affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                             Sales(1)                 Reinvestments of dividends)
                                                                  Amount        Shares             Amount          Shares
Year ended September 30, 2004
Class A                                                      $ 1,812,353        66,943            $ 9,695             376
Class B                                                          121,394         4,620                  -               -
Class C                                                          159,066         6,069                  -               -
Class F                                                           96,511         3,572                184               7
Class 529-A                                                       48,055         1,777                148               6
Class 529-B                                                        9,482           357                  -               -
Class 529-C                                                       21,568           810                  -               -
Class 529-E                                                        2,989           111                  2             - *
Class 529-F                                                        4,757           178                 12             - *
Class R-1                                                          4,372           164                  2             - *
Class R-2                                                         98,778         3,680                 50               2
Class R-3                                                         64,095         2,376                 80               3
Class R-4                                                         16,354           606                 25               1
Class R-5                                                         33,209         1,221                284              11
Total net increase
   (decrease)                                                $ 2,492,983        92,484           $ 10,482             406

Year ended September 30, 2003
Class A                                                      $ 1,130,418        58,444                $ -               -
Class B                                                           62,773         3,257                  -               -
Class C                                                           86,227         4,503                  -               -
Class F                                                           48,187         2,475                  -               -
Class 529-A                                                       19,948         1,027                  -               -
Class 529-B                                                        5,233           272                  -               -
Class 529-C                                                        9,480           494                  -               -
Class 529-E                                                        1,507            79                  -               -
Class 529-F                                                        2,385           124                  -               -
Class R-1                                                          1,936            98                  -               -
Class R-2                                                         43,636         2,264                  -               -
Class R-3                                                         30,982         1,612                  -               -
Class R-4                                                         11,864           641                  -               -
Class R-5                                                         11,090           544                  -               -
Total net increase
   (decrease)                                                $ 1,465,666        75,834                $ -               -



Share class                                                          Repurchases(1)                Net increase (decrease)
                                                                  Amount        Shares             Amount           Shares
Year ended September 30, 2004
Class A                                                     $ (1,443,662)      (53,445)         $ 378,386           13,874
Class B                                                          (34,047)       (1,301)            87,347            3,319
Class C                                                          (36,076)       (1,382)           122,990            4,687
Class F                                                          (38,184)       (1,414)            58,511            2,165
Class 529-A                                                       (2,869)         (105)            45,334            1,678
Class 529-B                                                         (352)          (13)             9,130              344
Class 529-C                                                       (1,731)          (65)            19,837              745
Class 529-E                                                         (219)           (8)             2,772              103
Class 529-F                                                       (1,179)          (44)             3,590              134
Class R-1                                                         (1,364)          (52)             3,010              112
Class R-2                                                        (23,685)         (887)            75,143            2,795
Class R-3                                                        (16,637)         (619)            47,538            1,760
Class R-4                                                         (7,980)         (310)             8,399              297
Class R-5                                                        (15,135)         (560)            18,358              672
Total net increase
   (decrease)                                               $ (1,623,120)      (60,205)         $ 880,345           32,685

Year ended September 30, 2003
Class A                                                     $ (1,479,092)      (79,492)        $ (348,674)         (21,048)
Class B                                                          (23,085)       (1,233)            39,688            2,024
Class C                                                          (42,533)       (2,269)            43,694            2,234
Class F                                                          (26,459)       (1,397)            21,728            1,078
Class 529-A                                                       (1,191)          (64)            18,757              963
Class 529-B                                                         (178)          (10)             5,055              262
Class 529-C                                                         (419)          (22)             9,061              472
Class 529-E                                                          (75)           (3)             1,432               76
Class 529-F                                                          (27)           (1)             2,358              123
Class R-1                                                           (211)          (11)             1,725               87
Class R-2                                                         (7,789)         (404)            35,847            1,860
Class R-3                                                         (8,304)         (433)            22,678            1,179
Class R-4                                                         (3,997)         (211)             7,867              430
Class R-5                                                         (9,052)         (467)             2,038               77
Total net increase
   (decrease)                                               $ (1,602,412)      (86,017)        $ (136,746)         (10,183)

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,468,157,000 and $4,602,366,000, respectively, during the year ended September 30, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2004, the custodian fee of $2,886,000 included $19,000 that was offset by this reduction, rather than paid in cash.




FINANCIAL HIGHLIGHTS (1)

                                                                            Income (loss) from investment operations(2)
                                                                                                      Net
                                                      Net asset                             gains (losses)
                                                         value,              Net            on securities           Total from
                                                      beginning       investment           (both realized           investment
                                                      of period     income (loss)          and unrealized)          operations
Class A:
 Year ended 09/30/2004                                   $23.22             $.02                    $4.61                $4.63
 Year ended 09/30/2003                                    17.53             (.01)                    5.70                 5.69
 Year ended 09/30/2002                                    18.62             (.07)                    (.98)               (1.05)
 Year ended 09/30/2001                                    40.24                - (5)               (16.33)              (16.33)
 Year ended 09/30/2000                                    29.57                - (5)                11.29                11.29
Class B:
 Year ended 09/30/2004                                    22.60             (.18)                    4.48                 4.30
 Year ended 09/30/2003                                    17.20             (.16)                    5.56                 5.40
 Year ended 09/30/2002                                    18.38             (.23)                    (.95)               (1.18)
 Year ended 09/30/2001                                    40.08             (.21)                  (16.20)              (16.41)
 Period from 3/15/2000 to 09/30/2000                      47.11             (.12)                   (6.91)               (7.03)
Class C:
 Year ended 09/30/2004                                    22.54             (.19)                    4.47                 4.28
 Year ended 09/30/2003                                    17.15             (.16)                    5.55                 5.39
 Year ended 09/30/2002                                    18.33             (.22)                    (.95)               (1.17)
 Period from 3/15/2001 to 09/30/2001                      23.06             (.16)                   (4.57)               (4.73)
Class F:
 Year ended 09/30/2004                                    23.16              .02                     4.58                 4.60
 Year ended 09/30/2003                                    17.48             (.01)                    5.69                 5.68
 Year ended 09/30/2002                                    18.60             (.07)                    (.98)               (1.05)
 Period from 3/15/2001 to 09/30/2001                      23.27             (.03)                   (4.64)               (4.67)
Class 529-A:
 Year ended 09/30/2004                                    23.24              .02                     4.60                 4.62
 Year ended 09/30/2003                                    17.53              .01                     5.70                 5.71
 Period from 02/19/2002 to 09/30/2002                     21.68             (.03)                   (4.12)               (4.15)
Class 529-B:
 Year ended 09/30/2004                                    22.88             (.23)                    4.55                 4.32
 Year ended 09/30/2003                                    17.43             (.19)                    5.64                 5.45
 Period from 02/20/2002 to 09/30/2002                     21.82             (.14)                   (4.25)               (4.39)
Class 529-C:
 Year ended 09/30/2004                                    22.89             (.22)                    4.54                 4.32
 Year ended 09/30/2003                                    17.44             (.18)                    5.63                 5.45
 Period from 02/20/2002 to 09/30/2002                     21.82             (.14)                   (4.24)               (4.38)
Class 529-E:
 Year ended 09/30/2004                                    23.09             (.08)                    4.59                 4.51
 Year ended 09/30/2003                                    17.50             (.07)                    5.66                 5.59
 Period from 03/15/2002 to 09/30/2002                     23.21             (.06)                   (5.65)               (5.71)
Class 529-F:
 Year ended 09/30/2004                                    23.20             (.01)                    4.60                 4.59
 Year ended 09/30/2003                                    17.53             (.02)                    5.69                 5.67
 Period from 09/17/2002 to 09/30/2002                     18.24                - (5)                 (.71)                (.71)

                                                                            Income (loss) from investment operations(2)
                                                                                                      Net
                                                      Net asset                             gains (losses)
                                                         value,              Net            on securities           Total from
                                                      beginning       investment           (both realized           investment
                                                      of period     income (loss)          and unrealized)          operations
Class R-1:
 Year ended 09/30/2004                                   $23.00            $(.19)                   $4.55                $4.36
 Year ended 09/30/2003                                    17.49             (.16)                    5.67                 5.51
 Period from 06/19/2002 to 09/30/2002                     21.60             (.04)                   (4.07)               (4.11)
Class R-2:
 Year ended 09/30/2004                                    23.00             (.18)                    4.56                 4.38
 Year ended 09/30/2003                                    17.49             (.15)                    5.66                 5.51
 Period from 05/31/2002 to 09/30/2002                     22.62             (.05)                   (5.08)               (5.13)
Class R-3:
 Year ended 09/30/2004                                    23.12             (.08)                    4.59                 4.51
 Year ended 09/30/2003                                    17.51             (.07)                    5.68                 5.61
 Period from 06/20/2002 to 09/30/2002                     21.43             (.02)                   (3.90)               (3.92)
Class R-4:
 Year ended 09/30/2004                                    23.22              .02                     4.61                 4.63
 Year ended 09/30/2003                                    17.53                - (5)                 5.69                 5.69
 Period from 07/24/2002 to 09/30/2002                     18.55             (.01)                   (1.01)               (1.02)
Class R-5:
 Year ended 09/30/2004                                    23.33              .10                     4.64                 4.74
 Year ended 09/30/2003                                    17.55              .05                     5.73                 5.78
 Period from 05/15/2002 to 09/30/2002                     23.36                - (5)                (5.81)               (5.81)




FINANCIAL HIGHLIGHTS (1)

                                                                 Dividends and distributions

                                                      Dividends
                                                      (from net    Distributions                    Total            Net asset
                                                     investment    (from capital            dividends and           value, end
                                                         income)          gains)            distributions            of period
Class A:
 Year ended 09/30/2004                                    $(.03)             $ -                    $(.03)              $27.82
 Year ended 09/30/2003                                        -                -                        -                23.22
 Year ended 09/30/2002                                     (.04)               -                     (.04)               17.53
 Year ended 09/30/2001                                        -            (5.29)                   (5.29)               18.62
 Year ended 09/30/2000                                     (.02)            (.60)                    (.62)               40.24
Class B:
 Year ended 09/30/2004                                        -                -                        -                26.90
 Year ended 09/30/2003                                        -                -                        -                22.60
 Year ended 09/30/2002                                        -                -                        -                17.20
 Year ended 09/30/2001                                        -            (5.29)                   (5.29)               18.38
 Period from 3/15/2000 to 09/30/2000                          -                -                        -                40.08
Class C:
 Year ended 09/30/2004                                        -                -                        -                26.82
 Year ended 09/30/2003                                        -                -                        -                22.54
 Year ended 09/30/2002                                     (.01)               -                     (.01)               17.15
 Period from 3/15/2001 to 09/30/2001                          -                -                        -                18.33
Class F:
 Year ended 09/30/2004                                     (.06)               -                     (.06)               27.70
 Year ended 09/30/2003                                        -                -                        -                23.16
 Year ended 09/30/2002                                     (.07)               -                     (.07)               17.48
 Period from 3/15/2001 to 09/30/2001                          -                -                        -                18.60
Class 529-A:
 Year ended 09/30/2004                                     (.07)               -                     (.07)               27.79
 Year ended 09/30/2003                                        -                -                        -                23.24
 Period from 02/19/2002 to 09/30/2002                         -                -                        -                17.53
Class 529-B:
 Year ended 09/30/2004                                        -                -                        -                27.20
 Year ended 09/30/2003                                        -                -                        -                22.88
 Period from 02/20/2002 to 09/30/2002                         -                -                        -                17.43
Class 529-C:
 Year ended 09/30/2004                                        -                -                        -                27.21
 Year ended 09/30/2003                                        -                -                        -                22.89
 Period from 02/20/2002 to 09/30/2002                         -                -                        -                17.44
Class 529-E:
 Year ended 09/30/2004                                     (.02)               -                     (.02)               27.58
 Year ended 09/30/2003                                        -                -                        -                23.09
 Period from 03/15/2002 to 09/30/2002                         -                -                        -                17.50
Class 529-F:
 Year ended 09/30/2004                                     (.07)               -                     (.07)               27.72
 Year ended 09/30/2003                                        -                -                        -                23.20
 Period from 09/17/2002 to 09/30/2002                         -                -                        -                17.53

                                                                   Dividends and distributions

                                                      Dividends
                                                      (from net    Distributions                     Total           Net asset
                                                     investment    (from capital             dividends and          value, end
                                                         income)          gains)             distributions           of period
Class R-1:
 Year ended 09/30/2004                                    $(.02)              $-                    $(.02)              $27.34
 Year ended 09/30/2003                                        -                -                        -                23.00
 Period from 06/19/2002 to 09/30/2002                         -                -                        -                17.49
Class R-2:
 Year ended 09/30/2004                                     (.02)               -                     (.02)               27.36
 Year ended 09/30/2003                                        -                -                        -                23.00
 Period from 05/31/2002 to 09/30/2002                         -                -                        -                17.49
Class R-3:
 Year ended 09/30/2004                                     (.05)               -                     (.05)               27.58
 Year ended 09/30/2003                                        -                -                        -                23.12
 Period from 06/20/2002 to 09/30/2002                         -                -                        -                17.51
Class R-4:
 Year ended 09/30/2004                                     (.06)               -                     (.06)               27.79
 Year ended 09/30/2003                                        -                -                        -                23.22
 Period from 07/24/2002 to 09/30/2002                         -                -                        -                17.53
Class R-5:
 Year ended 09/30/2004                                     (.10)               -                     (.10)               27.97
 Year ended 09/30/2003                                        -                -                        -                23.33
 Period from 05/15/2002 to 09/30/2002                         -                -                        -                17.55




FINANCIAL HIGHLIGHTS (1)


                                                                        Ratio of expenses     Ratio of expenses
                                                                           to average net        to average net    Ratio of net
                                                          Net assets,       assets before          assets after   income (loss)
                                               Total    end of period      reimbursement/        reimbursement/      to average
                                           return (3)   (in millions)             waiver              waiver(4)      net assets
Class A:
 Year ended 09/30/2004                         19.95%        $ 9,771               1.12%                 1.12%          .06%
 Year ended 09/30/2003                         32.46           7,833               1.19                  1.19          (.07)
 Year ended 09/30/2002                         (5.69)          6,283               1.17                  1.17          (.32)
 Year ended 09/30/2001                        (44.95)          7,265               1.09                  1.09          (.01)
 Year ended 09/30/2000                         38.42          14,098               1.10                  1.10             -  (6)
Class B:
 Year ended 09/30/2004                         19.03             329               1.88                  1.88          (.69)
 Year ended 09/30/2003                         31.40             201               1.97                  1.97          (.85)
 Year ended 09/30/2002                         (6.42)            118               1.95                  1.95         (1.09)
 Year ended 09/30/2001                        (45.38)             86               1.89                  1.89          (.81)
 Period from 3/15/2000 to 09/30/2000          (14.92)             73               1.84 (7)              1.84 (7)      (.57) (7)
Class C:
 Year ended 09/30/2004                         18.99             274               1.92                  1.91          (.71)
 Year ended 09/30/2003                         31.43             124               1.97                  1.97          (.85)
 Year ended 09/30/2002                         (6.42)             56               1.96                  1.96         (1.08)
 Period from 3/15/2001 to 09/30/2001          (20.51)             17               2.11 (7)              2.11 (7)     (1.11) (7)
Class F:
 Year ended 09/30/2004                         19.90             128               1.15                  1.14           .06
 Year ended 09/30/2003                         32.49              57               1.18                  1.18          (.06)
 Year ended 09/30/2002                         (5.73)             24               1.20                  1.20          (.32)
 Period from 3/15/2001 to 09/30/2001          (20.07)              7               1.23 (7)              1.23 (7)      (.21) (7)
Class 529-A:
 Year ended 09/30/2004                         19.90              97               1.14                  1.14           .06
 Year ended 09/30/2003                         32.57              42               1.11                  1.11           .03
 Period from 02/19/2002 to 09/30/2002         (19.14)             15               1.18 (7)              1.18 (7)      (.25) (7)
Class 529-B:
 Year ended 09/30/2004                         18.88              22               2.04                  2.04          (.84)
 Year ended 09/30/2003                         31.27              10               2.09                  2.09          (.95)
 Period from 02/20/2002 to 09/30/2002         (20.12)              3               2.08 (7)              2.08 (7)     (1.15) (7)
Class 529-C:
 Year ended 09/30/2004                         18.87              43               2.03                  2.03          (.83)
 Year ended 09/30/2003                         31.25              20               2.07                  2.07          (.94)
 Period from 02/20/2002 to 09/30/2002         (20.07)              7               2.05 (7)              2.05 (7)     (1.12) (7)
Class 529-E:
 Year ended 09/30/2004                         19.52               6               1.50                  1.49          (.29)
 Year ended 09/30/2003                         31.94               3               1.53                  1.53          (.38)
 Period from 03/15/2002 to 09/30/2002         (24.60)              1               1.51 (7)              1.51 (7)      (.60) (7)
Class 529-F:
 Year ended 09/30/2004                         19.81               7               1.25                  1.24          (.04)
 Year ended 09/30/2003                         32.34               3               1.27                  1.27          (.10)
 Period from 09/17/2002 to 09/30/2002          (3.89)              - (8)            .04                   .04           .01


                                                                       Ratio of expenses     Ratio of expenses
                                                                          to average net        to average net     Ratio of net
                                                          Net assets,      assets before          assets after    income (loss)
                                               Total    end of period     reimbursement/        reimbursement/       to average
                                              return    (in millions)             waiver             waiver(4)       net assets
Class R-1:
 Year ended 09/30/2004                         18.98%            $ 6               2.01%                 1.91%         (.71)%
 Year ended 09/30/2003                         31.50               2               2.43                  1.93          (.78)
 Period from 06/19/2002 to 09/30/2002         (19.03)              - (8)           7.56                   .54          (.22)
Class R-2:
 Year ended 09/30/2004                         19.05             131               2.30                  1.88          (.67)
 Year ended 09/30/2003                         31.50              46               2.59                  1.89          (.75)
 Period from 05/31/2002 to 09/30/2002         (22.68)              2                .85                   .63          (.29)
Class R-3:
 Year ended 09/30/2004                         19.52              85               1.55                  1.49          (.28)
 Year ended 09/30/2003                         32.04              30               1.67                  1.51          (.37)
 Period from 06/20/2002 to 09/30/2002         (18.29)              2                .52                   .42          (.11)
Class R-4:
 Year ended 09/30/2004                         19.95              20               1.13                  1.13           .07
 Year ended 09/30/2003                         32.46              10               1.17                  1.16          (.02)
 Period from 07/24/2002 to 09/30/2002          (5.50)              - (8)            .70                   .21          (.03)
Class R-5:
 Year ended 09/30/2004                         20.34             105                .82                   .81           .36
 Year ended 09/30/2003                         32.93              72                .83                   .83           .28
 Period from 05/15/2002 to 09/30/2002         (24.87)             53                .31                   .31           .01

                                                                               Year ended September 30
                                                             2004          2003            2002          2001           2000

Portfolio turnover rate for all classes of shares             48%           49%             51%           60%            63%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the year ended 09/30/2004, CRMC reduced fees for investment advisory services for all share classes.
    In addition, during the start up period for the retirement share classes (except R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Amount less than one cent.
(6) Amount less than .01 percent.
(7) Annualized.
(8) Amount less than $1 million.


See Notes to Financial Statements




REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF SMALLCAP WORLD FUND, INC.:

We have audited the accompanying statement of assets and liabilities of SMALLCAP World Fund, Inc. (the "Fund"), including the investment portfolio, as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMALLCAP World Fund, Inc. as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 9, 2004



TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending September 30, 2004.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year is $9,703,000. Foreign source income earned by the fund for the fiscal year was $107,931,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For purposes of computing the dividends eligible for reduced tax rates all of the dividends paid by the fund from ordinary income earned during the fiscal year are considered qualified dividend income. In addition, all of the dividends paid by the fund from ordinary income earned during the prior fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Certain states may exempt from income taxation that portion of dividends paid by the fund from ordinary income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, $51,000 of the dividends paid by the fund from ordinary income earned during the fiscal year were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

 [logo - American funds(R)]              The right choice for the long term/(R)/




SMALLCAP
World Fund/(R)/



 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2004





TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
12    Purchase, exchange and sale of shares
14    Sales charges
16    Sales charge reductions
17    Individual Retirement Account (IRA) rollovers
17    Plans of distribution
18    Other compensation to dealers
18    Distributions and taxes
19    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund seeks to make your investment grow over time by investing primarily in stocks of companies located around the world with small market capitalizations measured at the time of purchase. The fund's investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion. This definition is subject to change.


The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
SMALLCAP World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Past results are not predictive of future results.


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

'94    -2.85
'95    22.70
'96    19.75
'97    11.83
'98    0.38
'99    61.64
'00    -15.56
'01    -17.35
'02    -22.25
'03    50.40

[end bar chart]




Highest/Lowest quarterly results during this time period were:

HIGHEST           34.63%  (quarter ended December 31, 1999)
LOWEST           -25.22%  (quarter ended September 30, 2001)


The fund's total return for the nine months ended September 30, 2004, was 3.92%.




                                     2
                                               SMALLCAP World Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/30/90    41.73%   4.45%    7.14%        9.68%




                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/19/02  49.33%     14.27%
 CLASS R-2 -- FIRST SOLD 5/31/02  49.39      10.50
 CLASS R-3 -- FIRST SOLD 6/20/02  49.92      15.36
 CLASS R-4 -- FIRST SOLD 7/24/02  50.45      29.18
 CLASS R-5 -- FIRST SOLD 5/15/02  50.96       9.20





                                        1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------------
 INDEXES
 S&P/Citigroup World Smallcap Index/2/  53.37%   8.77%    7.57%        8.38%
 Consumer Price Index/3/                 1.88    2.37     2.37         2.65



/1/ Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
/2/ S&P/Citigroup World Smallcap Index (formerly Salomon Smith Barney World Smallcap Index) tracks approximately 5,000 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/3/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



                                     3
SMALLCAP World Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



/*/ The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                    0.66%   0.66%  0.66%  0.66%  0.66%   0.66%
-------------------------------------------------------------------------------
 Distribution and/or service        0.25    1.00   0.75   0.50   0.25    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.21    0.35   0.89   0.39   0.22    0.16
-------------------------------------------------------------------------------
 Total annual fund operating        1.12    2.01   2.30   1.55   1.13    0.82
 expenses
-------------------------------------------------------------------------------
 Expense                              --    0.10   0.42   0.06     --      --
 reimbursements/waivers/2/
-------------------------------------------------------------------------------
 Net expenses                       1.12    1.91   1.88   1.49   1.13    0.81
-------------------------------------------------------------------------------



/1/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, .75% and ..50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are 1.00% of the class' average net assets annually.
/2/ Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01%; however, due to rounding, there may be a difference between gross and net expense ratios for some or all share classes. In addition, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain R share classes.



                                     4
                                               SMALLCAP World Fund / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.



                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                      ENTITIES
-------------------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------



/*/ Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 Class A/1/,/2/                 $683    $911    $1,156     $1,860
-------------------------------------------------------------------
 Class R-1/2/                    194     600     1,032      2,233
-------------------------------------------------------------------
 Class R-2/2/                    191     591     1,016      2,201
-------------------------------------------------------------------
 Class R-3/2/                    152     471       813      1,779
-------------------------------------------------------------------
 Class R-4/2/                    115     359       622      1,375
-------------------------------------------------------------------
 Class R-5/2/                     83     259       450      1,002
-------------------------------------------------------------------


/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects reimbursements/waivers by Capital Research and Management Company.




                                     5
SMALLCAP World Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations measured at the time of purchase. The fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion. This definition is also subject to change.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.



                                     6
                                               SMALLCAP World Fund / Prospectus

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term growth opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/30/90    50.40%   5.70%    7.77%       10.15%





                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/19/02  49.33%     14.27%
 CLASS R-2 -- FIRST SOLD 5/31/02  49.39      10.50
 CLASS R-3 -- FIRST SOLD 6/20/02  49.92      15.36
 CLASS R-4 -- FIRST SOLD 7/24/02  50.45      29.18
 CLASS R-5 -- FIRST SOLD 5/15/02  50.96       9.20





                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES
 S&P/Citigroup World Smallcap          53.37%   8.77%    7.57%        8.38%
Index/2/
 Lipper Global Small-Cap Funds         46.05    7.47     6.84         8.94
Average/3/
 Consumer Price Index/4/                1.88    2.37     2.37         2.65



/1/ Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
/2/ S&P/Citigroup World Smallcap Index (formerly Salomon Smith Barney World Smallcap Index) tracks approximately 5,000 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/3/ Lipper Global Small-Cap Funds Average represents an average of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States and that invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



                                     7
SMALLCAP World Fund / Prospectus

[Begin Pie Chart]

Largest sector holdings                         Percent of net assets
as of September 30, 2004

Consumer discretionary                                    20.37%
Information technology                                    18.38
Industrials                                               16.17
Health care                                               10.26
Financials                                                 8.64
All other sectors                                         20.09
Cash & equivalents                                         6.09

[End Pie Chart]




 PERCENT INVESTED BY REGION                 PERCENT OF NET ASSETS
------------------------------------------------------------------
 United States                                      47.7%
------------------------------------------------------------------
 Asia & Pacific Basin                               27.4
------------------------------------------------------------------
 Europe                                             13.6
------------------------------------------------------------------
 Other (including Canada & Latin America)            5.2
------------------------------------------------------------------
 Cash & equivalents                                  6.1
------------------------------------------------------------------



 LARGEST EQUITY HOLDINGS                    PERCENT OF NET ASSETS
 Michaels Stores                                    1.42%
------------------------------------------------------------------
 Ask Jeeves                                         1.10
------------------------------------------------------------------
 Daelim Industrial                                   .96
------------------------------------------------------------------
 Aristocrat Leisure                                  .93
------------------------------------------------------------------
 HDFC Bank                                           .90
------------------------------------------------------------------
 Eyetech Pharmaceuticals                             .81
------------------------------------------------------------------
 Integrated Circuit Systems                          .80
------------------------------------------------------------------
 First Calgary Petroleums                            .79
------------------------------------------------------------------
 Kingboard Chemical Holdings                         .75
------------------------------------------------------------------
 Gemstar-TV Guide International                      .70





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.



                                     8
                                               SMALLCAP World Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.



                                     9
SMALLCAP World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.



                                     10
                                               SMALLCAP World Fund / Prospectus

The primary individual portfolio counselors for SMALLCAP World Fund are:



 PORTFOLIO COUNSELOR/            PORTFOLIO COUNSELOR        PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)    EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                       14 years             Senior Vice President and Director, Capital
 Chairman of the Board                                      Research and Management Company

                                                            Investment professional for 33 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 J. BLAIR FRANK                        6 years              Vice President, Capital Research Company
 Senior Vice President           (plus 4 years prior
                             experience as an investment    Investment professional for 11 years in total;
                                analyst for the fund)       10 years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES                      5 years              Executive Vice President and Director, Capital
 Vice President                  (plus 5 years prior        Research Company
                             experience as an investment
                                analyst for the fund)       Investment professional for 13 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                       13 years             Director, Capital Research and Management Company
                                  (plus 1 year prior
                             experience as an investment    Investment professional for 22 years, all with
                                analyst for the fund)       Capital Research and Management Company or
                                                            affiliate

-------------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                        2 years              Vice President, Capital Research and Management
                                 (plus 8 years prior        Company
                             experience as an investment
                                analyst for the fund)       Investment professional for 15 years in total;
                                                            13 years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON                 9 years              Senior Vice President, Capital Research and
                                 (plus 5 years prior        Management Company
                             experience as an investment
                                analyst for the fund)       Investment professional for 32 years in total; 29
                                                            years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------




                                     11
SMALLCAP World Fund / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/(R)/ accounts. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.



                                     12
                                               SMALLCAP World Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the fund's securities that principally trade in those international markets, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.



                                     13
SMALLCAP World Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.



                                        SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.



                                     14
                                               SMALLCAP World Fund / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).



                                     15
SMALLCAP World Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.



                                     16
                                               SMALLCAP World Fund / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information. No dealer commissions will be paid on rollovers to American Funds money market funds.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value. These investments in Class A shares will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees but will not generate dealer commissions.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.



                                     17
SMALLCAP World Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.



                                     18
                                               SMALLCAP World Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                    gains
                                                                   (losses)
                                        Net                     on securities
                                       asset         Net            (both
                                      value,     investment        realized       Total from
                                     beginning     income            and          investment
                                     of period     (loss)        unrealized)      operations
------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004                  $23.22       $ .02           $  4.61         $  4.63
Year ended 9/30/2003                   17.53        (.01 )            5.70            5.69
Year ended 9/30/2002                   18.62        (.07 )            (.98)          (1.05)
Year ended 9/30/2001                   40.24          --/5/         (16.33)         (16.33)
Year ended 9/30/2000                   29.57          --/5/          11.29           11.29
------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004                   23.00        (.19 )            4.55            4.36
Year ended 9/30/2003                   17.49        (.16 )            5.67            5.51
Period from 6/19/2002 to 9/30/2002     21.60        (.04 )           (4.07)          (4.11)
------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004                   23.00        (.18 )            4.56            4.38
Year ended 9/30/2003                   17.49        (.15 )            5.66            5.51
Period from 5/31/2002 to 9/30/2002     22.62        (.05 )           (5.08)          (5.13)
------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004                   23.12        (.08 )            4.59            4.51
Year ended 9/30/2003                   17.51        (.07 )            5.68            5.61
Period from 6/20/2002 to 9/30/2002     21.43        (.02 )           (3.90)          (3.92)
------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004                  $23.22       $ .02           $  4.61         $  4.63
Year ended 9/30/2003                   17.53          --/5/           5.69            5.69
Period from 7/24/2002 to 9/30/2002     18.55        (.01 )           (1.01)          (1.02)
------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                   23.33         .10              4.64            4.74
Year ended 9/30/2003                   17.55         .05              5.73            5.78
 Period from 5/15/2002 to 9/30/2002    23.36          --/5/          (5.81)          (5.81)
                                            DIVIDENDS AND DISTRIBUTIONS
                                                                                                                Ratio of
                                                                                                                expenses
                                                                                                               to average
                                                                                 Net                  Net      net assets
                                     Dividends                       Total      asset               assets,      before
                                     (from net   Distributions     dividends    value,               end of       reim-
                                     investment      (from            and       end of    Total    period (in  bursements/
                                      income)    capital gains)  distributions  period  return/3/  millions)     waivers
----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004                   $(.03)       $   --          $ (.03)     $27.82    19.95%    $ 9,771       1.12%
Year ended 9/30/2003                      --            --              --       23.22    32.46       7,833       1.19
Year ended 9/30/2002                    (.04)           --            (.04)      17.53    (5.69)      6,283       1.17
Year ended 9/30/2001                      --         (5.29)          (5.29)      18.62   (44.95)      7,265       1.09
Year ended 9/30/2000                    (.02)         (.60)           (.62)      40.24    38.42      14,098       1.10
----------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004                    (.02)           --            (.02)      27.34    18.98           6       2.01
Year ended 9/30/2003                      --            --              --       23.00    31.50           2       2.43
Period from 6/19/2002 to 9/30/2002        --            --              --       17.49   (19.03)      --/7/       7.56
----------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004                    (.02)           --            (.02)      27.36    19.05         131       2.30
Year ended 9/30/2003                      --            --              --       23.00    31.50          46       2.59
Period from 5/31/2002 to 9/30/2002        --            --              --       17.49   (22.68)          2        .85
----------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004                    (.05)           --            (.05)      27.58    19.52          85       1.55
Year ended 9/30/2003                      --            --              --       23.12    32.04          30       1.67
Period from 6/20/2002 to 9/30/2002        --            --              --       17.51   (18.29)          2        .52
----------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004                   $(.06)           --          $ (.06)     $27.79    19.95%    $    20       1.13%
Year ended 9/30/2003                      --            --              --       23.22    32.46          10       1.17
Period from 7/24/2002 to 9/30/2002        --            --              --       17.53    (5.50)      --/7/        .70
----------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                    (.10)           --            (.10)      27.97    20.34         105        .82
Year ended 9/30/2003                      --            --              --       23.33    32.93          72        .83
 Period from 5/15/2002 to 9/30/2002       --            --              --       17.55   (24.87)         53        .31

                                      Ratio of      Ratio
                                      expenses     of net
                                     to average    income
                                     net assets    (loss)
                                        after        to
                                        reim-      average
                                     bursements/     net
                                     waivers/4/    assets
-----------------------------------------------------------
CLASS A:
Year ended 9/30/2004                    1.12%       .06 %
Year ended 9/30/2003                    1.19       (.07 )
Year ended 9/30/2002                    1.17       (.32 )
Year ended 9/30/2001                    1.09       (.01 )
Year ended 9/30/2000                    1.10         --/6/
-----------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004                    1.91       (.71 )
Year ended 9/30/2003                    1.93       (.78 )
Period from 6/19/2002 to 9/30/2002       .54       (.22 )
-----------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004                    1.88       (.67 )
Year ended 9/30/2003                    1.89       (.75 )
Period from 5/31/2002 to 9/30/2002       .63       (.29 )
-----------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004                    1.49       (.28 )
Year ended 9/30/2003                    1.51       (.37 )
Period from 6/20/2002 to 9/30/2002       .42       (.11 )
-----------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004                    1.13%       .07 %
Year ended 9/30/2003                    1.16       (.02 )
Period from 7/24/2002 to 9/30/2002       .21       (.03 )
-----------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                     .81        .36
Year ended 9/30/2003                     .83        .28
 Period from 5/15/2002 to 9/30/2002      .31        .01





                                     19
SMALLCAP World Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       48%         49%         51%         60%          63%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Based on average shares outstanding.
/3/ Total returns exclude all sales charges.
/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
/5/ Amount less than one cent.
/6/ Amount less than .01 percent.
/7/ Amount less than $1 million.
                                               SMALLCAP World Fund / Prospectus

 [logo - American funds(R)]              The right choice for the long term/(R)/


          FOR SHAREHOLDER SERVIES       American Funds Service Company
          FOR RETIREMENT PLAN SERVICES  Call your employer or plan administrator
          FOR DEALER SERVICES           American Funds Distributors
                                        800/421-9900
          FOR 24-HOUR INFORMATION       americanfunds.com
                                        For Class R share information, visit AmericanFundsRetirement.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality-assurance purposes.

-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.


 [recycle bug logo]




Printed on recycled paper
RPGEPR-935-1204 Litho in USA               Investment Company File No. 811-5888
CGD/RRD/8042
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International       Capital Guardian       Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ CHAD L. NORTON
    CHAD L. NORTON
    SECRETARY

 [logo - American funds(R)]              The right choice for the long term/(R)/




SMALLCAP
World Fund/(R)/



 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2004





TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
12    Purchase, exchange and sale of shares
14    Sales charges
16    Sales charge reductions
17    Individual Retirement Account (IRA) rollovers
17    Plans of distribution
18    Other compensation to dealers
18    Distributions and taxes
19    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund seeks to make your investment grow over time by investing primarily in stocks of companies located around the world with small market capitalizations measured at the time of purchase. The fund's investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion. This definition is subject to change.


The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
SMALLCAP World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Past results are not predictive of future results.


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

'94    -2.85
'95    22.70
'96    19.75
'97    11.83
'98    0.38
'99    61.64
'00    -15.56
'01    -17.35
'02    -22.25
'03    50.40

[end bar chart]




Highest/Lowest quarterly results during this time period were:

HIGHEST           34.63%  (quarter ended December 31, 1999)
LOWEST           -25.22%  (quarter ended September 30, 2001)


The fund's total return for the nine months ended September 30, 2004, was 3.92%.




                                     2
                                               SMALLCAP World Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/30/90    41.73%   4.45%    7.14%        9.68%




                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/19/02  49.33%     14.27%
 CLASS R-2 -- FIRST SOLD 5/31/02  49.39      10.50
 CLASS R-3 -- FIRST SOLD 6/20/02  49.92      15.36
 CLASS R-4 -- FIRST SOLD 7/24/02  50.45      29.18
 CLASS R-5 -- FIRST SOLD 5/15/02  50.96       9.20





                                        1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------------
 INDEXES
 S&P/Citigroup World Smallcap Index/2/  53.37%   8.77%    7.57%        8.38%
 Consumer Price Index/3/                 1.88    2.37     2.37         2.65



/1/ Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
/2/ S&P/Citigroup World Smallcap Index (formerly Salomon Smith Barney World Smallcap Index) tracks approximately 5,000 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/3/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



                                     3
SMALLCAP World Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



/*/ The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                    0.66%   0.66%  0.66%  0.66%  0.66%   0.66%
-------------------------------------------------------------------------------
 Distribution and/or service        0.25    1.00   0.75   0.50   0.25    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.21    0.35   0.89   0.39   0.22    0.16
-------------------------------------------------------------------------------
 Total annual fund operating        1.12    2.01   2.30   1.55   1.13    0.82
 expenses
-------------------------------------------------------------------------------
 Expense                              --    0.10   0.42   0.06     --      --
 reimbursements/waivers/2/
-------------------------------------------------------------------------------
 Net expenses                       1.12    1.91   1.88   1.49   1.13    0.81
-------------------------------------------------------------------------------



/1/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, .75% and ..50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are 1.00% of the class' average net assets annually.
/2/ Capital Research and Management Company began waiving 5% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01%; however, due to rounding, there may be a difference between gross and net expense ratios for some or all share classes. In addition, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain R share classes.



                                     4
                                               SMALLCAP World Fund / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.



                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                      ENTITIES
-------------------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------



/*/ Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 Class A/1/,/2/                 $683    $911    $1,156     $1,860
-------------------------------------------------------------------
 Class R-1/2/                    194     600     1,032      2,233
-------------------------------------------------------------------
 Class R-2/2/                    191     591     1,016      2,201
-------------------------------------------------------------------
 Class R-3/2/                    152     471       813      1,779
-------------------------------------------------------------------
 Class R-4/2/                    115     359       622      1,375
-------------------------------------------------------------------
 Class R-5/2/                     83     259       450      1,002
-------------------------------------------------------------------


/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects reimbursements/waivers by Capital Research and Management Company.




                                     5
SMALLCAP World Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations measured at the time of purchase. The fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion. This definition is also subject to change.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.



                                     6
                                               SMALLCAP World Fund / Prospectus

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term growth opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/30/90    50.40%   5.70%    7.77%       10.15%





                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/19/02  49.33%     14.27%
 CLASS R-2 -- FIRST SOLD 5/31/02  49.39      10.50
 CLASS R-3 -- FIRST SOLD 6/20/02  49.92      15.36
 CLASS R-4 -- FIRST SOLD 7/24/02  50.45      29.18
 CLASS R-5 -- FIRST SOLD 5/15/02  50.96       9.20





                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES
 S&P/Citigroup World Smallcap          53.37%   8.77%    7.57%        8.38%
Index/2/
 Lipper Global Small-Cap Funds         46.05    7.47     6.84         8.94
Average/3/
 Consumer Price Index/4/                1.88    2.37     2.37         2.65



/1/ Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
/2/ S&P/Citigroup World Smallcap Index (formerly Salomon Smith Barney World Smallcap Index) tracks approximately 5,000 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/3/ Lipper Global Small-Cap Funds Average represents an average of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States and that invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



                                     7
SMALLCAP World Fund / Prospectus

[Begin Pie Chart]

Largest sector holdings                         Percent of net assets
as of September 30, 2004

Consumer discretionary                                    20.37%
Information technology                                    18.38
Industrials                                               16.17
Health care                                               10.26
Financials                                                 8.64
All other sectors                                         20.09
Cash & equivalents                                         6.09

[End Pie Chart]




 PERCENT INVESTED BY REGION                 PERCENT OF NET ASSETS
------------------------------------------------------------------
 United States                                      47.7%
------------------------------------------------------------------
 Asia & Pacific Basin                               27.4
------------------------------------------------------------------
 Europe                                             13.6
------------------------------------------------------------------
 Other (including Canada & Latin America)            5.2
------------------------------------------------------------------
 Cash & equivalents                                  6.1
------------------------------------------------------------------



 LARGEST EQUITY HOLDINGS                    PERCENT OF NET ASSETS
 Michaels Stores                                    1.42%
------------------------------------------------------------------
 Ask Jeeves                                         1.10
------------------------------------------------------------------
 Daelim Industrial                                   .96
------------------------------------------------------------------
 Aristocrat Leisure                                  .93
------------------------------------------------------------------
 HDFC Bank                                           .90
------------------------------------------------------------------
 Eyetech Pharmaceuticals                             .81
------------------------------------------------------------------
 Integrated Circuit Systems                          .80
------------------------------------------------------------------
 First Calgary Petroleums                            .79
------------------------------------------------------------------
 Kingboard Chemical Holdings                         .75
------------------------------------------------------------------
 Gemstar-TV Guide International                      .70





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.



                                     8
                                               SMALLCAP World Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.



                                     9
SMALLCAP World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.



                                     10
                                               SMALLCAP World Fund / Prospectus

The primary individual portfolio counselors for SMALLCAP World Fund are:



 PORTFOLIO COUNSELOR/            PORTFOLIO COUNSELOR        PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)    EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                       14 years             Senior Vice President and Director, Capital
 Chairman of the Board                                      Research and Management Company

                                                            Investment professional for 33 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 J. BLAIR FRANK                        6 years              Vice President, Capital Research Company
 Senior Vice President           (plus 4 years prior
                             experience as an investment    Investment professional for 11 years in total;
                                analyst for the fund)       10 years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES                      5 years              Executive Vice President and Director, Capital
 Vice President                  (plus 5 years prior        Research Company
                             experience as an investment
                                analyst for the fund)       Investment professional for 13 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                       13 years             Director, Capital Research and Management Company
                                  (plus 1 year prior
                             experience as an investment    Investment professional for 22 years, all with
                                analyst for the fund)       Capital Research and Management Company or
                                                            affiliate

-------------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                        2 years              Vice President, Capital Research and Management
                                 (plus 8 years prior        Company
                             experience as an investment
                                analyst for the fund)       Investment professional for 15 years in total;
                                                            13 years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON                 9 years              Senior Vice President, Capital Research and
                                 (plus 5 years prior        Management Company
                             experience as an investment
                                analyst for the fund)       Investment professional for 32 years in total; 29
                                                            years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------




                                     11
SMALLCAP World Fund / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/(R)/ accounts. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.



                                     12
                                               SMALLCAP World Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the fund's securities that principally trade in those international markets, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.



                                     13
SMALLCAP World Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.



                                        SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.



                                     14
                                               SMALLCAP World Fund / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).



                                     15
SMALLCAP World Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.



                                     16
                                               SMALLCAP World Fund / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information. No dealer commissions will be paid on rollovers to American Funds money market funds.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may be eligible to be invested in Class A shares at net asset value. These investments in Class A shares will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees but will not generate dealer commissions.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.



                                     17
SMALLCAP World Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.



                                     18
                                               SMALLCAP World Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                    gains
                                                                   (losses)
                                        Net                     on securities
                                       asset         Net            (both
                                      value,     investment        realized       Total from
                                     beginning     income            and          investment
                                     of period     (loss)        unrealized)      operations
------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004                  $23.22       $ .02           $  4.61         $  4.63
Year ended 9/30/2003                   17.53        (.01 )            5.70            5.69
Year ended 9/30/2002                   18.62        (.07 )            (.98)          (1.05)
Year ended 9/30/2001                   40.24          --/5/         (16.33)         (16.33)
Year ended 9/30/2000                   29.57          --/5/          11.29           11.29
------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004                   23.00        (.19 )            4.55            4.36
Year ended 9/30/2003                   17.49        (.16 )            5.67            5.51
Period from 6/19/2002 to 9/30/2002     21.60        (.04 )           (4.07)          (4.11)
------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004                   23.00        (.18 )            4.56            4.38
Year ended 9/30/2003                   17.49        (.15 )            5.66            5.51
Period from 5/31/2002 to 9/30/2002     22.62        (.05 )           (5.08)          (5.13)
------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004                   23.12        (.08 )            4.59            4.51
Year ended 9/30/2003                   17.51        (.07 )            5.68            5.61
Period from 6/20/2002 to 9/30/2002     21.43        (.02 )           (3.90)          (3.92)
------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004                  $23.22       $ .02           $  4.61         $  4.63
Year ended 9/30/2003                   17.53          --/5/           5.69            5.69
Period from 7/24/2002 to 9/30/2002     18.55        (.01 )           (1.01)          (1.02)
------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                   23.33         .10              4.64            4.74
Year ended 9/30/2003                   17.55         .05              5.73            5.78
 Period from 5/15/2002 to 9/30/2002    23.36          --/5/          (5.81)          (5.81)
                                            DIVIDENDS AND DISTRIBUTIONS
                                                                                                                Ratio of
                                                                                                                expenses
                                                                                                               to average
                                                                                 Net                  Net      net assets
                                     Dividends                       Total      asset               assets,      before
                                     (from net   Distributions     dividends    value,               end of       reim-
                                     investment      (from            and       end of    Total    period (in  bursements/
                                      income)    capital gains)  distributions  period  return/3/  millions)     waivers
----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2004                   $(.03)       $   --          $ (.03)     $27.82    19.95%    $ 9,771       1.12%
Year ended 9/30/2003                      --            --              --       23.22    32.46       7,833       1.19
Year ended 9/30/2002                    (.04)           --            (.04)      17.53    (5.69)      6,283       1.17
Year ended 9/30/2001                      --         (5.29)          (5.29)      18.62   (44.95)      7,265       1.09
Year ended 9/30/2000                    (.02)         (.60)           (.62)      40.24    38.42      14,098       1.10
----------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004                    (.02)           --            (.02)      27.34    18.98           6       2.01
Year ended 9/30/2003                      --            --              --       23.00    31.50           2       2.43
Period from 6/19/2002 to 9/30/2002        --            --              --       17.49   (19.03)      --/7/       7.56
----------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004                    (.02)           --            (.02)      27.36    19.05         131       2.30
Year ended 9/30/2003                      --            --              --       23.00    31.50          46       2.59
Period from 5/31/2002 to 9/30/2002        --            --              --       17.49   (22.68)          2        .85
----------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004                    (.05)           --            (.05)      27.58    19.52          85       1.55
Year ended 9/30/2003                      --            --              --       23.12    32.04          30       1.67
Period from 6/20/2002 to 9/30/2002        --            --              --       17.51   (18.29)          2        .52
----------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004                   $(.06)           --          $ (.06)     $27.79    19.95%    $    20       1.13%
Year ended 9/30/2003                      --            --              --       23.22    32.46          10       1.17
Period from 7/24/2002 to 9/30/2002        --            --              --       17.53    (5.50)      --/7/        .70
----------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                    (.10)           --            (.10)      27.97    20.34         105        .82
Year ended 9/30/2003                      --            --              --       23.33    32.93          72        .83
 Period from 5/15/2002 to 9/30/2002       --            --              --       17.55   (24.87)         53        .31

                                      Ratio of      Ratio
                                      expenses     of net
                                     to average    income
                                     net assets    (loss)
                                        after        to
                                        reim-      average
                                     bursements/     net
                                     waivers/4/    assets
-----------------------------------------------------------
CLASS A:
Year ended 9/30/2004                    1.12%       .06 %
Year ended 9/30/2003                    1.19       (.07 )
Year ended 9/30/2002                    1.17       (.32 )
Year ended 9/30/2001                    1.09       (.01 )
Year ended 9/30/2000                    1.10         --/6/
-----------------------------------------------------------
CLASS R-1:
Year ended 9/30/2004                    1.91       (.71 )
Year ended 9/30/2003                    1.93       (.78 )
Period from 6/19/2002 to 9/30/2002       .54       (.22 )
-----------------------------------------------------------
CLASS R-2:
Year ended 9/30/2004                    1.88       (.67 )
Year ended 9/30/2003                    1.89       (.75 )
Period from 5/31/2002 to 9/30/2002       .63       (.29 )
-----------------------------------------------------------
CLASS R-3:
Year ended 9/30/2004                    1.49       (.28 )
Year ended 9/30/2003                    1.51       (.37 )
Period from 6/20/2002 to 9/30/2002       .42       (.11 )
-----------------------------------------------------------
CLASS R-4:
Year ended 9/30/2004                    1.13%       .07 %
Year ended 9/30/2003                    1.16       (.02 )
Period from 7/24/2002 to 9/30/2002       .21       (.03 )
-----------------------------------------------------------
CLASS R-5:
Year ended 9/30/2004                     .81        .36
Year ended 9/30/2003                     .83        .28
 Period from 5/15/2002 to 9/30/2002      .31        .01





                                     19
SMALLCAP World Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       48%         49%         51%         60%          63%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Based on average shares outstanding.
/3/ Total returns exclude all sales charges.
/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
/5/ Amount less than one cent.
/6/ Amount less than .01 percent.
/7/ Amount less than $1 million.
                                               SMALLCAP World Fund / Prospectus

 [logo - American funds(R)]              The right choice for the long term/(R)/


          FOR SHAREHOLDER SERVIES       American Funds Service Company
          FOR RETIREMENT PLAN SERVICES  Call your employer or plan administrator
          FOR DEALER SERVICES           American Funds Distributors
                                        800/421-9900
          FOR 24-HOUR INFORMATION       americanfunds.com
                                        For Class R share information, visit AmericanFundsRetirement.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality-assurance purposes.

-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



 [recycle bug logo]




Printed on recycled paper
RPGEPR-935-1204 Litho in USA               Investment Company File No. 811-5888
CGD/RRD/8042
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International       Capital Guardian       Capital Bank and Trust

                            SMALLCAP World Fund, Inc.

                                     Part C
                                Other Information


Item 22. Exhibits for Registration Statement (1940 Act No. 811-5888 and 1933 Act. No. 33-32785)

(a) Articles Supplementary as filed with the State of Maryland on 1/18/2002 - previously filed (see P/E Amendment No. 22 filed 2/14/02)

(b)  By-laws as amended June 16, 2004

(c) Form of share certificate - previously filed (see P/E Amendment No. 20 filed 3/12/01)

(d) Amended Investment Advisory and Service Agreement previously filed (see P/E Amendment No. 19 filed 11/30/00)

(e-1)Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 22 filed 2/14/02); and Form of Selling Group Agreements - previously filed (see P/E Amendment No. 23 filed 5/10/02)

(e-2) Form of Institutional Selling Group Agreement

(f) Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended 1/1/04 (g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 21 filed 11/29/01)

(h-1)Form  of  Amended  and  Restated   Administrative   Services   Agreement  -
     previously filed (see P/E Amendment No. 23 filed 5/10/02)

(h-2) Form of Amended Shareholder Services Agreement as of 4/1/03

(h-3) Form of Indemnification Agreement dated 7/1/04

(i) Legal Opinions - previously filed (see P/E Amendment No. 17 3/8/00; P/E No. 20 filed 3/12/01; P/E No. 22 filed 2/14/02; and P/E No. 23 filed 5/10/02)

(j)  Consent of Independent Registered Public Accounting Firm

(k)  None

(l)  None

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 17 filed 3/8/00; P/E No. 20 filed 3/12/01; P/E No. 22 filed 2/14/02; and P/E
     No. 23 filed 5/10/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 22 filed 2/14/02)

(o)  Reserved

(p)  Codes of Ethics


                       SMALLCAP World Fund, Inc. -- Pg C-1

Item 23. Persons Controlled by or Under Common Control with the Fund

                  None


Item 24. Indemnification

     The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

     Article VIII of the Registrant's Articles of Incorporation and Article V of the Registrant's By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its directors who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9,
1972) and 11330 (September 4, 1980).


Item 25. Business and Other Connections of the Investment Adviser

                  None




                       SMALLCAP World Fund, Inc. -- Pg C-2

Item 26. Principal Underwriters

     (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High- Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund; Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax- Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       3901 Cedar Hill Road, #9
       Little Rock, AR 72202

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None
       4160 Gateswalk Drive
       Smyrna, GA 30080



                       SMALLCAP World Fund, Inc. -- Pg C-3





(b)    (1)                                           (2)                                               (3)
       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN  37027

       Bill Brady                               Regional Vice President                               None
       646 Somerset Drive
       Indianapolis, IN 46260

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       7424 Somerset Avenue
       St. Louis, MO 63105

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President                               None
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269



                       SMALLCAP World Fund, Inc. -- Pg C-4


(b)                 (1)                                       (2)                                      (3)
       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Director, Vice President                              None

L      David D. Charlton                        Senior Vice President                                 None

       Thomas M. Charon                         Regional Vice President                               None
       N27 W23960 Paul Road
       Suite 204
       Pewaukee, WI 53072

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None



                       SMALLCAP World Fund, Inc. -- Pg C-5

(b)           (1)                                       (2)                                            (3)
       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       1 Nehercrest Ln.
       Orchard Park, NY 14127

L      Bruce L. DePriester                      Director, Senior Vice President,                      None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Vice President                                        None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Senior Vice President                                 None
       22 Turner's Lake Drive
       Mahwah, NJ  07430

       G. Michael Dill                          Director, Senior Vice President                       None
       505 E. Main Street
       Jenks, OK  74037



                       SMALLCAP World Fund, Inc. -- Pg C-6





(b)          (1)                                         (2)                                          (3)
L      Michael J. Downer                        Director, Secretary                                   None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Senior Vice President                                 None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       P.O. Box 174
       Hopkinton, MA 01748

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

L      J. Christopher Gies                      Senior Vice President                                 None

B      Lori A. Giacomini                        Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328



                       SMALLCAP World Fund, Inc. -- Pg C-7





(b)          (1)                                        (2)                                            (3)
       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064

       Eric M. Grey                             Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       5400 Russell Cave Road
       Lexington, KY 40511

       Calvin L. Harrelson, III                 Regional Vice President                               None
       2048 Kings Manor
       Weddington, NC 28104

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Vice President                                        None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526



                       SMALLCAP World Fund, Inc. -- Pg C-8

(b)         (1)                                        (2)                                             (3)
       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       1576 Sandy Springs Dr.
       Orange Park, FL 32003

L      Maria K. Khader                          Assistant Vice President                              None

       Andrew J. Kilbride                       Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Vice President                                        None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None



                       SMALLCAP World Fund, Inc. -- Pg C-9





(b)           (1)                                    (2)                                               (3)
       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

       Brendan T. Mahoney                       Vice President                                        None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Vice President                                        None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Senior Vice President                                 None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Vice President                                        None
       41 South Road
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

L      David H. Morrison                        Regional Vice President                               None



                                      SMALLCAP World Fund, Inc. -- Pg C-10





(b)         (1)                                        (2)                                             (3)
       Andrew J. Moscardini                     Regional Vice President                               None
       1393 Sunset Beach Drive
       Niceville, FL 32578

       William E. Noe                           Senior Vice President                                 None
       3600 Knollwood Road
       Nashville, TN  37215

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Senior Vice President                                 None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

G1     Luis Freitas de Oliveira                 Director                                              None

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018



                                      SMALLCAP World Fund, Inc. -- Pg C-11





(b)            (1)                                      (2)                                            (3)
       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

N      Gregory S. Porter                        Assistant Vice President                              None

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       209-A 60th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085



                                      SMALLCAP World Fund, Inc. -- Pg C-12





(b)           (1)                                    (2)                                              (3)
       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Director, Senior Vice President                       None

       Richard A. Sabec, Jr.                    Regional Vice President                               None
       6019 Craughwell Lane
       Dublin, OH 43017

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Vice President                                        None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614



                                      SMALLCAP World Fund, Inc. -- Pg C-13





(b)          (1)                                        (2)                                            (3)
       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Senior Vice President                                 None
       4227 E. Madison, #2D
       Seattle, WA 98112

LW     John H. Smet                             Director                                              None

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Addison, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None
       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Senior Vice President                                 None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

B      Raymond Stein                            Assistant Vice President                              None

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None



                                      SMALLCAP World Fund, Inc. -- Pg C-14





(b)           (1)                                     (2)                                             (3)
L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Senior Vice President                                 None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

D      Bradley J. Vogt                          Director                                              None



                                      SMALLCAP World Fund, Inc. -- Pg C-15





(b)           (1)                                      (2)                                            (3)
L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      A. Jordan Wallens                        Regional Vice President                               None
       2016 Dracena Drive, #10
       Los Angeles, CA 90027

       Thomas E. Warren                         Vice President                                        None
       119 Faubel St.
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Director, Senior Vice President                       None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

       Dana L. Wells                            Regional Vice President                               None
       Emerald Plaza Ctr.
       402 W. Broadway, Suite 400
       San Diego, CA 92101

SF     Gregory W. Wendt                         Director                                     President and Director

       George J. Wenzel                         Vice President                                        None
       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian E. Whalen                          Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None



                                      SMALLCAP World Fund, Inc. -- Pg C-16





(b)           (1)                                       (2)                                            (3)
L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

L      Alan J. Wilson                           Director                                              None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       2145 Hickory Forrest
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin, CA 92782

----------
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N        Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D        Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1       Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland


                                      SMALLCAP World Fund, Inc. -- Pg C-17

          (c) None


Item 27. Location of Accounts and Records

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

     Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

     Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.


Item 28. Management Services

                  None


Item 29. Undertakings

                  n/a


                                      SMALLCAP World Fund, Inc. -- Pg C-18

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of November, 2004.

              SMALLCAP World Fund, Inc.

              By: /s/ Gregory W. Wendt
                 ---------------------------------
                      Gregory W. Wendt, President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on November 29, 2004, by the following persons in the capacities indicated.


           Signature                                                 Title
(1) Principal Executive Officer:

           /s/ Gordon Crawford                           Chairman of the Board
           -------------------------------------
           Gordon Grawford

(2)        Principal Financial Officer and
           Principal Accounting Officer:
           /s/ David A. Pritchett                                    Treasurer
           ------------------------------------------
           David A. Pritchett

(3) Directors:

           Joseph C. Berenato*                                       Director
           Richard G. Capen, Jr.*                                    Director
           H. Frederick Christie*                                    Director

           /s/ Gordon Crawford
           Gordon Crawford                              Chairman of the Board
           John G. Freund*                                           Director
           Leonade D. Jones*                                         Director
           William H. Kling*                                         Director
           Norman R. Weldon*                                         Director

           /s/ Gregory W. Wendt
           Gregory W. Wendt                            President and Director
           Patricia K. Woolf*                                        Director

*By        /s/ Chad L. Norton
           -----------------------------------------------
           Chad L. Norton
           (pursuant to a power of attorney filed herewith)


         Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

              /s/ Walter R. Burkley
              ------------------------
              Walter R. Burkley

                                      SMALLCAP World Fund, Inc. -- Pg C-19

                                POWER OF ATTORNEY


     I, Joseph C. Berenato, the undersigned Director of SMALLCAP World Fund, Inc., a Massachusetts business trust, do hereby constitute and appoint Gordon Crawford, Chad L. Norton and David A. Pritchett, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a Director of said Fund to any and all amendments to the Registration Statement of SMALLCAP World Fund, Inc., File No. 2-83848 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Fund is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 22nd day of September 2004.



                                      /s/ Joseph C. Berenato
                                      Joseph C. Berenato, Director

                                POWER OF ATTORNEY


     I, Richard G. Capen, Jr., the undersigned Director of SMALLCAP World Fund, Inc., a Massachusetts business trust, do hereby constitute and appoint Gordon Crawford, Chad L. Norton and David A. Pritchett, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a Director of said Fund to any and all amendments to the Registration Statement of SMALLCAP World Fund, Inc., File No. 2-83848 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Fund is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 22nd day of September 2004.



                                /s/ Richard G. Capen, Jr.
                                Richard G. Capen, Jr., Director

                                POWER OF ATTORNEY


     I, H. Frederick Christie, the undersigned Director of SMALLCAP World Fund, Inc., a Massachusetts business trust, do hereby constitute and appoint Gordon Crawford, Chad L. Norton and David A. Pritchett, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a Director of said Fund to any and all amendments to the Registration Statement of SMALLCAP World Fund, Inc., File No. 2-83848 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Fund is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 22nd day of September 2004.



                                         /s/ H. Frederick Christie
                                         H. Frederick Christie, Director

                                POWER OF ATTORNEY


     I, John G. Freund, the undersigned Director of SMALLCAP World Fund, Inc., a Massachusetts business trust, do hereby constitute and appoint Gordon Crawford, Chad L. Norton and David A. Pritchett, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a Director of said Fund to any and all amendments to the Registration Statement of SMALLCAP World Fund, Inc., File No. 2-83848 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Fund is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 22nd day of September 2004.



                                  /s/ John G. Freund
                                  John G. Freund, Director

                                POWER OF ATTORNEY


     I, Leonade D. Jones, the undersigned Director of SMALLCAP World Fund, Inc., a Massachusetts business trust, do hereby constitute and appoint Gordon Crawford, Chad L. Norton and David A. Pritchett, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a Director of said Fund to any and all amendments to the Registration Statement of SMALLCAP World Fund, Inc., File No. 2-83848 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Fund is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 22nd day of September 2004.



                                  /s/ Leonade D. Jones
                                  Leonade D. Jones, Director

                                POWER OF ATTORNEY


     I, William H. Kling, the undersigned Director of SMALLCAP World Fund, Inc., a Massachusetts business trust, do hereby constitute and appoint Gordon Crawford, Chad L. Norton and David A. Pritchett, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a Director of said Fund to any and all amendments to the Registration Statement of SMALLCAP World Fund, Inc., File No. 2-83848 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Fund is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 20th day of October 2004.



                                    /s/ William H. Kling
                                    William H. Kling, Director

                                POWER OF ATTORNEY


     I, Norman R. Weldon, the undersigned Director of SMALLCAP World Fund, Inc., a Massachusetts business trust, do hereby constitute and appoint Gordon Crawford, Chad L. Norton and David A. Pritchett, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a Director of said Fund to any and all amendments to the Registration Statement of SMALLCAP World Fund, Inc., File No. 2-83848 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Fund is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 22nd day of September 2004.



                              /s/ Norman R. Weldon
                              Norman R. Weldon, Director

                                POWER OF ATTORNEY


     I, Patricia K. Woolf, the undersigned Director of SMALLCAP World Fund, Inc., a Massachusetts business trust, do hereby constitute and appoint Gordon Crawford, Chad L. Norton and David A. Pritchett, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a Director of said Fund to any and all amendments to the Registration Statement of SMALLCAP World Fund, Inc., File No. 2-83848 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Fund is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Los Angeles, California, this 22nd day of September 2004.



                                            /s/ Patricia K. Woolf
                                            Patricia K. Woolf, Director